Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 94.1% Value
Angola 2.2%
Angola Government International
Bond
$ 2,917,000 8.250%,  5/9/2028 $ 3,018,386
2,000,000 9.244%,  1/15/2031
a,b
2,092,027
3,300,000 8.750%,  4/14/2032
a
3,368,096
3,000,000 9.875%,  3/31/2037
a
3,108,661
2,000,000 9.125%,  11/26/2049 1,877,499
Total 13,464,669
Argentina 3.4%
Argentina Government International
Bond
1,152,000 0.750%,  7/9/2030
c
1,005,696
13,700,000 4.125%,  7/9/2035
c
10,829,850
12,700,000 3.500%,  7/9/2041
c
9,385,300
Total 21,220,846
Azerbaijan 0.3%
Azerbaijan Government
International Bond
1,900,000 3.500%,  9/1/2032 1,756,453
Total 1,756,453
Bahrain 1.5%
Bahrain Government International
Bond
3,000,000 6.250%,  1/25/2051 2,400,680
2,000,000 5.625%,  5/18/2034
a,b
1,754,304
2,000,000 6.625%,  10/6/2037
a
1,796,242
1,000,000 7.100%,  2/3/2038
a
927,806
3,000,000 7.500%,  9/20/2047
a,b
2,761,636
Total 9,640,668
Benin 0.3%
Benin Government International
Bond
2,000,000 7.960%,  2/13/2038 2,069,342
Total 2,069,342
Bolivia 0.2%
Bolivia Government International
Bond
1,000,000 9.450%,  5/14/2031
a
1,012,500
Total 1,012,500
Brazil 2.3%
Brazil Government International
Bond
1,735,000 7.250%,  1/12/2056 1,662,130
5,800,000 4.750%,  1/14/2050 4,100,600
1,000,000 3.875%,  6/12/2030 948,500
1,000,000 5.500%,  11/6/2030 1,002,000
2,000,000 6.000%,  10/20/2033 1,983,000
1,000,000 6.625%,  3/15/2035 1,007,500
1,000,000 6.250%,  5/22/2036 968,500
3,300,000 5.000%,  1/27/2045 2,537,700
Total 14,209,930
Canada 0.9%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,b
5,764,561
Total 5,764,561
Principal
Amount Long-Term Fixed Income  94.1% Value
Cayman Islands 0.5%
Gaci First Investment Company
$ 2,000,000 5.000%,  1/29/2029 $ 1,990,532
Oryx Funding, Ltd.
1,000,000 5.800%,  2/3/2031 1,015,174
Total 3,005,706
Chile 3.0%
Chile Government International
Bond
1,200,000 3.100%,  1/22/2061 700,800
8,500,000 3.500%,  1/25/2050 5,794,450
2,600,000 3.240%,  2/6/2028 2,542,800
7,850,000 2.550%,  7/27/2033 6,586,150
1,000,000 4.340%,  3/7/2042 842,500
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,076,862
Total 18,543,562
Colombia 2.5%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027
b
1,365,787
1,000,000 6.125%,  1/21/2031 1,000,100
1,500,000 6.500%,  1/21/2033 1,500,750
9,100,000 6.125%,  1/18/2041 8,235,500
Ecopetrol SA
2,500,000 8.875%,  1/13/2033 2,699,988
1,000,000 8.375%,  1/19/2036 1,056,672
Total 15,858,797
Congo, Democratic Republic Of 0.2%
DRC Government International
Bond
1,000,000 8.750%,  4/16/2032
a
1,030,911
Total 1,030,911
Congo, Republic Of 0.2%
Congo (Brazzaville) Government
International Bond
1,000,000 9.500%,  2/17/2035 966,604
Total 966,604
Costa Rica 1.2%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,082,000
6,300,000 7.000%,  4/4/2044 6,621,300
Total 7,703,300
Dominican Republic 3.0%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,004,120
3,000,000 5.500%,  2/22/2029
a
2,973,000
3,500,000 4.875%,  9/23/2032
a
3,265,500
1,000,000 5.750%,  3/17/2034
a
966,000
1,900,000 6.850%,  1/27/2045 1,862,000
6,300,000 6.500%,  2/15/2048
a
5,962,950
3,000,000 6.400%,  6/5/2049
a,b
2,790,000
Total 18,823,570

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.1% Value
Ecuador 2.0%
Ecuador Government International
Bond
$ 1,076,757 6.900%,  7/31/2030 $ 1,069,220
10,551,640 6.900%,  7/31/2035 9,485,925
2,000,000 9.250%,  1/29/2039
a
1,990,000
Total 12,545,145
Egypt 2.2%
Egypt Government International
Bond
500,000 7.500%,  2/16/2061
a
415,079
1,000,000 8.750%,  9/30/2051
a
951,552
1,000,000 7.053%,  1/15/2032
a
982,947
1,000,000 7.300%,  9/30/2033 978,257
3,000,000 8.500%,  1/31/2047 2,812,908
8,500,000 7.903%,  2/21/2048 7,493,862
Total 13,634,605
El Salvador 0.9%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029 1,363,440
4,100,000 7.625%,  2/1/2041 4,120,500
Total 5,483,940
Gabon 0.2%
Gabon Government International
Bond
1,500,000 6.625%,  2/6/2031 1,323,571
Total 1,323,571
Ghana 2.1%
Ghana Government International
Bond
3,427,914 5.000%,  7/3/2029
a,c
3,356,060
2,214,000 5.000%,  7/3/2029
c
2,167,591
215,171 Zero Coupon,  1/3/2030 188,665
3,388,000 5.000%,  7/3/2035
c
3,101,897
4,977,488 5.000%,  7/3/2035
a,c
4,557,159
Total 13,371,372
Guatemala 2.1%
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
958,000
2,200,000 4.375%,  6/5/2027
b
2,187,548
1,000,000 6.050%,  8/6/2031 1,013,000
5,000,000 5.375%,  4/24/2032 4,932,500
2,200,000 6.550%,  2/6/2037
a
2,274,800
2,000,000 4.650%,  10/7/2041
a
1,678,000
Total 13,043,848
Honduras 0.5%
Honduras Government International
Bond
1,000,000 5.625%,  6/24/2030 989,300
700,000 8.625%,  11/27/2034 797,475
1,000,000 6.400%,  7/29/2036
a
995,000
Total 2,781,775
Principal
Amount Long-Term Fixed Income  94.1% Value
Hungary 2.5%
Hungary Government International
Bond
$ 2,200,000 3.125%,  9/21/2051 $ 1,327,416
3,000,000 5.250%,  6/16/2029
a
3,016,805
1,500,000 2.125%,  9/22/2031 1,286,769
3,000,000 6.250%,  9/22/2032
a
3,129,325
1,500,000 6.000%,  9/26/2035
a
1,526,779
2,500,000 7.625%,  3/29/2041 2,874,324
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,527,045
Total 15,688,463
Indonesia 3.2%
Indonesia Government International
Bond
3,700,000 4.100%,  4/24/2028 3,679,767
3,400,000 6.625%,  2/17/2037
a
3,586,815
1,000,000 7.750%,  1/17/2038
a
1,148,219
726,000 6.750%,  1/15/2044
a
763,394
2,700,000 5.125%,  1/15/2045
a,b
2,376,299
1,200,000 5.250%,  1/8/2047
a
1,067,185
1,500,000 4.350%,  1/11/2048 1,156,602
Pertamina Persero PT
500,000 6.450%,  5/30/2044 489,395
Perusahaan Listrik Negara
(Persero) PT
1,000,000 4.375%,  2/5/2050 705,039
2,400,000 5.250%,  10/24/2042 2,033,652
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,502,670
1,500,000 4.400%,  6/6/2027
a
1,504,424
Total 20,013,461
Ivory Coast 1.8%
Ivory Coast Government
International Bond
7,000,000 6.125%,  6/15/2033 6,782,041
1,000,000 8.075%,  4/1/2036
a,b
1,066,819
3,000,000 8.250%,  1/30/2037
a,b
3,227,942
Total 11,076,802
Jersey 0.8%
Galaxy Pipeline Assets Bidco, Ltd.
3,299,350 2.160%,  3/31/2034 2,913,078
2,500,000 2.625%,  3/31/2036
a
2,137,714
Total 5,050,792
Jordan 0.8%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,582,436
2,500,000 5.850%,  7/7/2030 2,498,287
Total 5,080,723
Kazakhstan 1.3%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,132,559
KazMunayGas National Company
JSC
2,200,000 5.750%,  4/19/2047 1,986,629

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.1% Value
Kazakhstan 1.3%- continued
QazaqGaz NC JSC
$ 3,000,000 5.625%,  5/8/2036
a
$ 2,904,418
Total 8,023,606
Kenya 0.6%
Kenya Government International
Bond
1,006,000 8.000%,  5/22/2032 1,006,605
1,000,000 7.875%,  2/26/2034
a
966,367
2,000,000 8.800%,  10/9/2038
a
1,945,790
Total 3,918,762
Lebanon 0.4%
Lebanon Government International
Bond
8,000,000 6.650%,  4/22/2024
d
2,130,600
2,000,000 6.850%,  3/23/2027
d
545,422
Total 2,676,022
Luxembourg 0.6%
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
1,987,239
2,000,000 6.129%,  2/23/2038
a
2,001,959
Total 3,989,198
Malaysia 2.1%
Petronas Capital, Ltd.
6,500,000 4.550%,  4/21/2050 5,338,551
6,400,000 3.500%,  4/21/2030 6,094,876
1,500,000 5.340%,  4/3/2035
a
1,500,152
Total 12,933,579
Mexico 5.1%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,450,840
2,047,000 5.850%,  7/2/2032 2,046,079
2,000,000 5.375%,  3/22/2033 1,924,600
1,000,000 3.500%,  2/12/2034 835,500
2,000,000 6.000%,  5/7/2036 1,942,400
1,750,000 6.250%,  8/27/2037 1,703,193
1,000,000 6.125%,  2/9/2038 955,000
1,800,000 6.050%,  1/11/2040 1,692,900
1,000,000 4.600%,  2/10/2048 720,500
Petroleos Mexicanos
11,300,000 7.690%,  1/23/2050 10,080,121
1,700,000 5.950%,  1/28/2031 1,665,174
1,600,000 6.625%,  6/15/2035
b
1,517,441
Total 31,533,748
Montenegro 0.2%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,048,215
Total 1,048,215
Morocco 0.5%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,057,264
Principal
Amount Long-Term Fixed Income  94.1% Value
Morocco 0.5%- continued
OCP SA
$ 1,500,000 5.125%,  6/23/2051 $ 1,148,028
Total 3,205,292
Mozambique 0.1%
Mozambique Government
International Bond
1,000,000 9.000%,  9/15/2031 905,581
Total 905,581
Netherlands 0.5%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a,b
991,250
Petrobras Global Finance BV
2,000,000 5.125%,  9/10/2030 1,950,300
Total 2,941,550
Nigeria 2.7%
Nigeria Government International
Bond
2,000,000 6.500%,  11/28/2027 2,012,288
7,100,000 7.875%,  2/16/2032 7,450,598
2,000,000 7.375%,  9/28/2033
a
2,046,771
3,000,000 7.696%,  2/23/2038 3,055,783
2,000,000 9.130%,  1/13/2046
a
2,205,968
Total 16,771,408
Oman 1.6%
Oman Government International
Bond
3,000,000 5.625%,  1/17/2028
a,b
3,020,052
6,800,000 6.750%,  1/17/2048
a,b
7,076,600
Total 10,096,652
Pakistan 0.7%
Pakistan Government International
Bond
3,500,000 6.875%,  12/5/2027 3,520,918
1,000,000 7.375%,  4/8/2031
a
982,018
Total 4,502,936
Panama 2.1%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,691,420
Panama Bonos del Tesoro
1,000,000 3.362%,  6/30/2031 895,610
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,643,200
3,279,000 6.700%,  1/26/2036 3,438,031
2,000,000 8.000%,  3/1/2038 2,287,000
1,500,000 4.500%,  5/15/2047 1,179,300
Total 13,134,561
Paraguay 1.1%
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,195,200
1,000,000 5.850%,  8/21/2033
a
1,013,000
1,000,000 6.100%,  8/11/2044 979,000

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.1% Value
Paraguay 1.1%- continued
$ 1,000,000 5.600%,  3/13/2048 $ 903,000
Total 7,090,200
Peru 3.0%
Corporacion Financiera de
Desarrollo SA
1,000,000 5.500%,  5/6/2030
a
1,007,580
Peru Government International
Bond
7,000,000 2.783%,  1/23/2031 6,387,500
4,000,000 3.000%,  1/15/2034 3,380,000
8,500,000 3.300%,  3/11/2041 6,353,750
Petroleos del Peru SA
1,800,000 5.625%,  6/19/2047
a
1,288,530
Total 18,417,360
Philippines 2.0%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,940,985
5,025,000 7.750%,  1/14/2031 5,585,265
625,000 6.375%,  10/23/2034 660,118
1,500,000 4.750%,  3/5/2035 1,421,249
2,420,000 3.950%,  1/20/2040 1,987,012
Total 12,594,629
Poland 1.2%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,502,686
Poland Government International
Bond
3,000,000 5.500%,  4/4/2053 2,695,458
3,000,000 4.875%,  10/4/2033 2,936,074
500,000 5.375%,  2/12/2035 498,706
Total 7,632,924
Qatar 0.1%
QatarEnergy
1,000,000 3.125%,  7/12/2041
a
724,166
Total 724,166
Romania 3.4%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,663,026
2,000,000 3.000%,  2/27/2027 1,978,015
6,000,000 5.250%,  11/25/2027
a
6,003,039
3,500,000 3.000%,  2/14/2031 3,112,054
2,000,000 7.125%,  1/17/2033
a
2,099,424
2,500,000 6.375%,  1/30/2034
a
2,501,118
1,000,000 5.750%,  3/24/2035
a
954,634
2,000,000 7.500%,  2/10/2037
a
2,128,205
Total 21,439,515
Saudi Arabia 4.4%
Saudi Arabia Government
International Bond
10,100,000 3.750%,  1/21/2055 6,596,565
6,300,000 3.250%,  10/26/2026
a
6,286,692
1,000,000 5.125%,  1/13/2028
a
1,003,820
4,000,000 3.625%,  3/4/2028
a,b
3,927,708
1,300,000 4.375%,  4/16/2029
a
1,280,239
500,000 2.250%,  2/2/2033
a
417,876
Principal
Amount Long-Term Fixed Income  94.1% Value
Saudi Arabia 4.4%- continued
$ 1,000,000 4.875%,  1/12/2036
a,b
$ 956,599
2,500,000 4.500%,  10/26/2046 1,967,780
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,985,900
1,000,000 5.000%,  2/2/2036
a
960,627
Total 27,383,806
Senegal 0.2%
Senegal Government International
Bond
1,700,000 6.250%,  5/23/2033 890,148
1,000,000 6.750%,  3/13/2048 510,476
Total 1,400,624
Serbia 1.0%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a,b
2,031,945
4,000,000 6.500%,  9/26/2033
a
4,140,636
Total 6,172,581
South Africa 3.3%
Eskom Holdings SOC, Ltd.
5,000,000 6.350%,  8/10/2028
a
5,095,356
3,000,000 8.450%,  8/10/2028 3,153,643
South Africa Government
International Bond
3,000,000 7.100%,  11/19/2036
a
3,143,697
2,500,000 6.250%,  3/8/2041 2,338,575
2,000,000 5.375%,  7/24/2044 1,639,205
6,100,000 5.650%,  9/27/2047 4,974,298
Total 20,344,774
Sri Lanka 0.9%
Sri Lanka Government International
Bond
853,846 4.000%,  4/15/2028
a
820,222
1,638,280 3.350%,  3/15/2033
a,c
1,556,258
946,400 3.600%,  6/15/2035
a,c
777,617
1,142,640 3.600%,  5/15/2036
a,c
1,143,394
1,286,240 3.600%,  2/15/2038
a,c
1,294,546
Total 5,592,037
Suriname 0.3%
Suriname Government International
Bond
1,000,000 7.700%,  11/6/2030
a,b
1,025,000
1,000,000 8.500%,  11/6/2035
a,b
1,072,500
Total 2,097,500
Trinidad and Tobago 0.6%
Port of Spain Waterfront
Development
933,333 7.875%,  2/19/2040
a
963,667
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,000,000 8.875%,  10/18/2029
a
2,026,800
Trinidad & Tobago Government
International Bond
1,000,000 6.200%,  7/16/2038
a
977,500
Total 3,967,967

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.1% Value
Turkey 3.4%
TC Ziraat Bankasi AS
$ 2,000,000 7.250%,  2/4/2030
a
$ 2,005,827
Turkiye Government International
Bond
3,600,000 6.125%,  10/24/2028 3,607,012
3,000,000 7.125%,  2/12/2032 3,014,665
3,800,000 6.500%,  9/20/2033 3,675,889
3,435,000 6.750%,  5/30/2040
b
3,221,058
2,000,000 6.000%,  1/14/2041 1,708,861
1,000,000 4.875%,  4/16/2043 725,073
1,800,000 5.750%,  5/11/2047 1,395,957
Turkiye Ihracat Kredi Bankasi AS
2,000,000 6.125%,  5/2/2029
a,b
1,970,088
Total 21,324,430
Ukraine 1.4%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,c
54,530
375,226 Zero Coupon,  2/1/2030
c
274,234
1,402,166 Zero Coupon,  2/1/2034
c
794,810
278,813 Zero Coupon,  2/1/2034
a,c
158,043
2,132,932 4.500%,  2/1/2034
c
1,484,158
409,769 4.500%,  2/1/2034
a,c
285,130
1,184,929 Zero Coupon,  2/1/2035
c
706,344
235,617 Zero Coupon,  2/1/2035
a,c
140,453
3,310,025 4.500%,  2/1/2035
c
2,275,210
546,358 4.500%,  2/1/2035
a,c
375,550
2,426,201 4.500%,  2/1/2036
c
1,647,947
409,769 4.500%,  2/1/2036
a,c
278,327
Total 8,474,736
United Arab Emirates 1.7%
Abu Dhabi Government
International Bond
8,500,000 2.500%,  9/30/2029
a
7,918,510
Emirate of Sharjah Government
International Bond
4,800,000 4.000%,  7/28/2050
a
2,950,949
Total 10,869,459
United Kingdom 0.2%
NAK Naftogaz Ukraine via Kondor
Finance plc
1,167,560
7.625%,PIK 0.000%,
11/8/2028
a,e
1,050,984
Total 1,050,984
Uruguay 1.6%
Uruguay Government International
Bond
2,500,000 4.975%,  4/20/2055 2,133,750
2,000,000 5.100%,  6/18/2050 1,765,000
6,340,312 4.375%,  1/23/2031 6,318,121
Total 10,216,871
Uzbekistan 1.4%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,048,945
1,000,000 3.700%,  11/25/2030 925,139
3,000,000 3.900%,  10/19/2031
a
2,753,086
1,000,000 6.947%,  5/25/2032
a,b
1,057,796
Principal
Amount Long-Term Fixed Income  94.1% Value
Uzbekistan 1.4%- continued
Uzbekneftegaz JSC
$ 3,000,000 4.750%,  11/16/2028
a,b
$ 2,886,610
Total 8,671,576
Venezuela 1.9%
Petroleos de Venezuela SA
2,000,000 9.000%,  11/17/2021
d
862,741
1,000,000 12.750%,  2/17/2022
d
495,000
10,500,000 6.000%,  11/15/2026
d
3,953,250
Venezuela Government
International Bond
2,800,000 12.750%,  8/23/2022
d
1,551,228
7,000,000 9.000%,  5/7/2023
d
3,360,000
2,500,000 11.750%,  10/21/2026
d
1,362,500
Total 11,584,719
Virgin Islands, British 1.6%
Sinopec Group Overseas
Development 2017, Ltd.
3,000,000 3.625%,  4/12/2027 2,983,514
Sinopec Group Overseas
Development 2018, Ltd.
4,200,000 2.300%,  1/8/2031 3,813,081
State Grid Overseas Investment
2016, Ltd.
3,000,000 3.500%,  5/4/2027 2,979,813
Total 9,776,408
Zambia 0.1%
Zambia Government International
Bond
672,730 5.750%,  6/30/2033
c
657,891
Total 657,891
Total Long-Term Fixed Income
(cost $595,288,966) 587,332,183
Shares
Collateral Held for Securities
Loaned 1.6%
10,224,550 Thrivent Cash Management Trust 10,224,550
Total Collateral Held for
Securities Loaned
(cost $10,224,550) 10,224,550
Shares or
Principal
Amount Short-Term Investments 4.7%
State Street Institutional U.S.
Government Money Market Fund
28,975,189 3.619%
f
28,975,189
Total Short-Term Investments
(cost $28,975,189) 28,975,189
Total Investments (cost
$634,488,705) 100.4% $626,531,922
Other Assets and Liabilities,
Net (0.4%) (2,370,751)
Total Net Assets 100.0% $624,161,171

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $212,473,672 or 34.0%
of total net assets.
b All or a portion of the security is on loan.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
d Defaulted security.  Interest is not being accrued.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2026.
f The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Emerging Markets Debt Fund as of July 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 9,928,152
Total lending $9,928,152
Gross amount payable upon return of
collateral for securities loaned $10,224,550
Net amounts due to counterparty $296,398
Definitions:
PIK - Payment-In-Kind
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,026,800 – 2,026,800 –
Energy 9,039,990 – 9,039,990 –
Foreign Government 575,274,143 – 575,274,143 –
Utilities 991,250 – 991,250 –
Short-Term Investments 28,975,189 28,975,189 – –
Subtotal Investments in Securities $616,307,372 $28,975,189 $587,332,183 $–
Other Investments  * Total
Collateral Held for Securities Loaned 10,224,550
Subtotal Other Investments $10,224,550
Total Investments at Value $626,531,922
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:
Portfolio
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $7,423 $115,007 $112,205 $10,225 10,225 1.6%
Total Collateral Held for Securities Loaned 7,423 10,225 1.6
Total Value $7,423 $10,225
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $52
Total Affiliated Income from Securities Loaned, Net $52
Total Value $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.0% Value
Bermuda 0.2%
3,801 Credicorp, Ltd. $ 1,522,604
26,000 Orient Overseas International, Ltd. 508,420
Total 2,031,024
Brazil 3.7%
167,900 Alupar Investimento SA 1,083,749
93,500 Ambev SA 294,381
40,929 Axia Energia SA ADR 428,527
98,500 Banco ABC Brasil SA 470,431
444,258 Banco Bradesco SA ADR 1,603,771
423,900 Banco do Brasil SA 1,776,163
649,300 Banco do Estado do Rio Grande
do Sul SA 1,793,239
189,700 BB Seguridade Participacoes SA 1,538,063
1,599,990 Cogna Educacao SA 729,112
143,255 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR
a
780,740
62,260 Companhia Energetica de Minas
Gerais ADR 136,349
6,622 Companhia Paranaense de Energia
- COPEL ADR 77,676
4,400 CPFL Energia SA 40,058
147,546 Cury Construtora e Incorporadora
SA 873,200
16,900 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 71,412
340,700 Direcional Engenharia SA 759,478
171,000 Itau Unibanco Holding SA 1,539,933
563,870 Itau Unibanco Holding SA ADR 4,770,340
421,700 JHSF Participacoes SA 925,067
57,300 M. Dias Branco SA 194,197
698,088 Metalurgica Gerdau SA 1,505,204
310,480 Petroleo Brasileiro SA - Petrobras
ADR 6,023,312
132,000 TIM SA/Brazil 504,913
471,400 Usinas Siderurgicas de Minas
Gerais SA Usiminas
b
680,715
231,935 Vale SA ADR 3,492,941
Total 32,092,971
Cayman Islands 7.7%
933,104 Alibaba Group Holding, Ltd. 14,214,350
31,600 Baidu, Inc.
b
437,742
268,500 China Hongqiao Group, Ltd. 844,879
200,500 China Resources Land, Ltd. 848,239
1,527,000 Consun Pharmaceutical Group,
Ltd. 2,669,065
547,000 Geely Automobile Holdings, Ltd. 1,381,031
28,729 Hello Group, Inc. ADR 172,087
77,000 Hengan International Group
Company, Ltd. 242,901
10,863 Huazhu Group, Ltd. ADR 463,741
54,600 JD.com, Inc. 898,169
12,523 JOYY, Inc. ADR 921,317
187,000 Kingboard Holdings, Ltd. 935,188
45,000 Kingboard Laminates Holdings,
Ltd. 167,641
366,500 Li Ning Company, Ltd. 708,012
218,500 NetDragon Websoft Holdings, Ltd. 224,579
37,108 NetEase, Inc. ADR 4,945,383
106,492 NU Holdings, Ltd./Cayman Islands
b
1,526,031
91,930 Pagseguro Digital, Ltd. 886,205
7,112 PDD Holdings, Inc. ADR
b
629,839
4,912,000 Shui On Land, Ltd.
b
338,607
Shares Common Stock  97.0% Value
Cayman Islands 7.7%- continued
256,300 Sunny Optical Technology (Group)
Company, Ltd. $ 1,831,818
451,100 Tencent Holdings, Ltd. 27,563,557
296,000 WuXi Biologics (Cayman), Inc.
b,c
1,460,910
460,800 Xiaomi Corporation
b,c
1,690,898
54,650 ZTO Express Cayman, Inc. 1,307,840
Total 67,310,029
Chile 0.3%
348,642 Aguas Andinas SA 127,307
18,578 Banco de Chile ADR 768,200
2,875 Banco de Credito e Inversiones SA 206,870
26,581 Banco Santander Chile SA ADR 919,969
2,738,885 Colbun SA 409,441
8,122,564 Latam Airlines Group SA 216,136
Total 2,647,923
China 12.4%
996,000 Agricultural Bank of China, Ltd.,
Class H 800,764
1,096,000 Aluminum Corporation of China,
Ltd., Class H 1,193,424
100,000 Anhui Expressway Company, Ltd. 199,684
64,300 Anjoy Foods Group Company, Ltd. 618,831
3,848,500 BAIC Motor Corporation, Ltd.
b,c
427,426
5,155,000 Bank of China, Ltd., Class H 3,616,260
93,900 Bank of Ningbo Company, Ltd. 443,647
458,700 Bank of Suzhou Company, Ltd. 577,553
597,300 BOE Technology Group Company,
Ltd. 486,267
27,200 Chaozhou Three-Circle Group
Company, Ltd. 445,591
83,200 Chifeng Jilong Gold Mining Group,
Ltd. 490,019
3,419,000 China CITIC Bank Corporation,
Ltd., Class H 3,371,234
1,634,000 China Coal Energy Company, Ltd. 2,239,599
5,809,000 China Construction Bank
Corporation, Class H 6,816,431
258,900 China Galaxy Securities Company,
Ltd. 484,383
107,900 China International Capital
Corporation, Ltd., Class A 564,521
756,800 China International Capital
Corporation, Ltd., Class H
c
2,087,218
73,600 China Life Insurance Company,
Ltd., Class A 430,409
1,110,000 China Life Insurance Company,
Ltd., Class H 4,132,466
382,000 China Merchants Bank Company,
Ltd., Class H 2,478,446
1,255,500 China Minsheng Banking
Corporation, Ltd. 580,922
436,500 China National Chemical
Engineering Company, Ltd. 506,830
135,100 China Pacific Insurance (Group)
Company, Ltd., Class A 646,425
992,200 China Pacific Insurance (Group)
Company, Ltd., Class H 3,872,628
3,648,000 China Petroleum & Chemical
Corporation, Class H 2,061,583
877,000 China Railway Group, Ltd. 403,765
152,500 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 583,715

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
China 12.4%- continued
165,000 China Shenhua Energy Company,
Ltd., Class H $ 914,079
466,000 Chongqing Rural Commercial Bank
Company, Ltd. 390,055
164,990 CITIC Securities Company, Ltd.,
Class A 694,497
449,500 CITIC Securities Company, Ltd.,
Class H 1,569,154
966,000 CMOC Group, Ltd., Class H 2,081,949
24,200 Contemporary Amperex
Technology Company, Ltd.,
Class A 1,418,718
18,500 Contemporary Amperex
Technology Company, Ltd.,
Class H 1,464,548
252,800 COSCO SHIPPING Holdings
Company, Ltd., Class A 584,891
1,317,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 2,650,440
41,100 Fiberhome Telecommunication
Technologies Company, Ltd. 200,420
184,600 Guotai Haitong Securities
Company, Ltd. 501,579
286,700 Hangzhou First Applied Material
Company, Ltd. 622,691
78,700 Hangzhou Silan Microelectronics
Company, Ltd. 328,640
355,400 Hengli Petrochemical Company,
Ltd. 879,241
54,900 Hengtong Optic-Electric Company,
Ltd. 385,032
1,320,000 Huaneng Power International, Inc.,
Class H 1,014,433
397,600 Huatai Securities Company, Ltd.,
Class H
c
857,111
240,880 HUAYU Automotive Systems
Company, Ltd. 601,400
84,300 iFLYTEK Company, Ltd. 526,578
6,280,000 Industrial and Commercial Bank of
China, Ltd., Class H 6,007,370
322,400 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd. 226,211
112,900 Inner Mongolia Yili Industrial Group
Company, Ltd. 452,995
292,900 Jiangsu Eastern Shenghong
Company, Ltd.
b
510,397
2,900 Kweichow Moutai Company, Ltd. 580,468
116,800 Legend Holdings Corporation
c
195,537
1,126,000 Lenovo Group, Ltd. 3,443,525
169,400 Midea Group Company, Ltd. 2,146,260
67,600 New China Life Insurance
Company, Ltd., Class A 631,337
408,000 New China Life Insurance
Company, Ltd., Class H 2,515,865
158,900 Ningxia Baofeng Energy Group
Company, Ltd. 547,161
318,500 PetroChina Company, Ltd., Class A 524,362
3,670,000 PetroChina Company, Ltd., Class H 4,669,929
83,100 Ping An Insurance (Group)
Company of China, Ltd., Class A 675,020
575,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 4,299,431
6,146 Piotech, Inc. 604,580
25,166 Raytron Technology Company, Ltd. 526,647
Shares Common Stock  97.0% Value
China 12.4%- continued
416,000 Rongsheng Petrochemical
Company, Ltd. $ 762,019
261,800 SAIC Motor Corporation, Ltd. 439,131
230,100 Sanan Optoelectronics Company,
Ltd.
b
417,362
124,800 Sany Heavy Industry Company,
Ltd. 380,065
163,254 Satellite Chemical Company, Ltd. 612,120
150,020 Shandong Hualu Hengsheng
Chemical Company, Ltd. 479,127
654,900 Shandong Nanshan Aluminum
Company, Ltd. 458,583
167,300 Shanghai Baosight Software
Company, Ltd. 461,019
22,813 Shanghai BOCHU Electronic
Technology Corporation, Ltd. 354,146
387,100 Shanghai Electric Group Company,
Ltd. 395,649
86,700 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 298,357
29,100 Shengyi Technology Company, Ltd. 455,024
422,800 Sinopharm Group Company, Ltd. 937,599
45,900 Spring Airlines Company, Ltd. 320,079
1,923,575 TCL Technology Group Corporation 1,346,924
562,000 Tong Ren Tang Technologies
Company, Ltd. 252,114
23,600 TongFu Microelectronics Company,
Ltd. 198,334
51,600 Wanhua Chemical Group
Company, Ltd. 568,821
71,600 Weichai Power Company, Ltd.,
Class A 296,552
593,000 Wuhan Guide Infrared Company,
Ltd.
b
1,105,630
22,100 WuXi AppTec Company, Ltd., Class
A 420,307
101,000 WuXi AppTec Company, Ltd., Class
H
c
2,071,232
268,200 XCMG Construction Machinery
Company, Ltd. 356,057
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 199,591
20,500 Yangtze Optical Fibre & Cable Joint
Stock, Ltd. Company
c
248,657
69,600 Yunnan Aluminium Company, Ltd. 275,114
191,600 Zhejiang Century Huatong Group
Company, Ltd. 384,325
156,800 Zhejiang Chint Electrics Company,
Ltd. 586,020
320,200 Zhejiang Dahua Technology
Company, Ltd. 792,189
140,365 Zhejiang NHU Company, Ltd. 624,279
200 Zhongji Innolight Company, Ltd. 26,633
956,000 Zijin Mining Group Company, Ltd.,
Class H 4,059,159
406,700 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 458,033
Total 107,842,843
Colombia 0.2%
41,449 Grupo Cibest SA 1,174,753
1,613 Grupo Cibest SA ADR 149,235
Total 1,323,988

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
Cyprus < –%
71,245 Ros Agro plc GDR
b,d,e
$ 0
Total 0
Czech Republic 0.1%
92,722 Moneta Money Bank AS
c
848,526
285 Philip Morris CR 254,298
Total 1,102,824
Egypt < 0.1%
143,799 Commercial International Bank
Egypt SAE GDR 388,976
Total 388,976
Greece 0.9%
17,365 Aegean Airlines SA 244,305
383,947 Eurobank SA 1,984,065
13,686 HELLENiQ ENERGY Holdings SA 205,166
25,655 Motor Oil (Hellas) Corinth Refineries
SA 1,502,870
117,301 National Bank of Greece SA 2,194,826
112,899 Piraeus Bank SA
b
1,316,861
Total 7,448,093
Hong Kong 1.0%
968,000 China Everbright Environment
Group, Ltd. 630,370
260,000 China Nonferrous Mining
Corporation, Ltd. 490,640
505,000 China Overseas Grand Oceans
Group, Ltd. 157,777
812,000 China Resources Pharmaceutical
Group, Ltd.
c
502,493
401,400 China Taiping Insurance Holdings
Company, Ltd. 1,126,200
1,796,000 CITIC, Ltd. 2,826,953
254,000 CSPC Pharmaceutical Group, Ltd. 277,854
1,547,000 Genertec Universal Medical Group
Company, Ltd.
c
961,465
854,000 Guangdong Investment, Ltd. 921,623
19,000 Hua Hong Grace Semiconductor,
Ltd.
b,c
309,644
217,000 Weichai Power Company, Ltd.,
Class H 907,321
Total 9,112,340
Hungary 0.6%
113,416 MOL Hungarian Oil & Gas plc 1,623,842
25,390 OTP Bank Nyrt 3,761,322
Total 5,385,164
India 9.6%
46,490 Aditya Birla Sun Life Asset
Management Company, Ltd. 492,594
3,524 AIA Engineering, Ltd. 169,516
20,382 Anand Rathi Wealth, Ltd. 442,890
13,700 Apollo Hospitals Enterprise, Ltd. 1,285,298
9,024 Asian Paints, Ltd. 259,577
36,376 Aurobindo Pharma, Ltd. 602,143
97,088 Axis Bank, Ltd. 1,250,234
10,818 Bajaj Auto, Ltd. 1,305,846
446,529 Bharat Petroleum Corporation, Ltd. 1,492,290
257,078 Bharti Airtel, Ltd. 5,311,058
14,193 Ceat, Ltd. 509,998
Shares Common Stock  97.0% Value
India 9.6%- continued
241,686 Chambal Fertilisers and Chemicals,
Ltd. $ 1,110,991
472,613 Coal India, Ltd. 2,051,833
31,866 Cummins India, Ltd. 1,842,984
25,000 Eicher Motors, Ltd. 2,051,179
318,355 Federal Bank, Ltd. 1,196,854
86,348 Granules India, Ltd. 746,306
49,251 Grasim Industries, Ltd. 1,599,701
52,934 Great Eastern Shipping Company,
Ltd. 748,951
576,810 HDFC Bank, Ltd. 4,517,466
38,444 Hero MotoCorp, Ltd. 2,170,179
414,913 Hindalco Industries, Ltd. 4,251,556
141,116 ICICI Bank, Ltd. ADR 4,232,069
370,935 Indian Oil Corporation, Ltd. 543,758
166,618 Infosys, Ltd. ADR
a
2,004,414
10,130 Ipca Laboratories, Ltd. 185,553
189,238 JSW Steel, Ltd. 2,518,904
28,082 Kajaria Ceramics, Ltd. 352,541
72,778 Karnataka Bank, Ltd. 217,108
48,952 Larsen & Toubro, Ltd. 2,019,069
78,196 Laurus Labs, Ltd.
c
1,488,615
107,804 Lupin, Ltd. 2,728,573
66,587 Marico, Ltd. 607,444
17,756 Maruti Suzuki India, Ltd. 2,647,861
2 MRF, Ltd. 2,782
441,074 National Aluminium Company, Ltd. 1,622,739
26,202 Nava, Ltd. 151,894
37,192 Nestle India, Ltd. 588,175
849,611 NMDC, Ltd. 757,731
596,519 NTPC, Ltd. 2,169,306
1,831,273 Oil & Natural Gas Corporation, Ltd. 4,665,416
18,935 Polycab India, Ltd. 1,806,210
462,918 Reliance Industries, Ltd. 6,338,022
64,802 Samvardhana Motherson
International, Ltd. 102,348
35,654 Shipping Corporation of India, Ltd. 108,857
115,781 State Bank of India 1,246,085
93,196 Sun Pharmaceutical Industries, Ltd. 1,943,167
53,113 Tata Consultancy Services, Ltd. 1,317,710
1,893,910 Tata Steel, Ltd. 3,768,298
48,348 Tech Mahindra, Ltd. 839,483
17,899 Torrent Pharmaceuticals, Ltd. 961,302
Total 83,344,878
Indonesia 0.1%
5,682,300 Medco Energi Internasional Tbk PT 405,272
3,176,200 Perusahaan Gas Negara (Persero)
Tbk PT 264,659
Total 669,931
Kuwait 0.3%
804,085 Agility Public Warehousing
Company KSCC 381,127
743,548 Kuwait Finance House KSCP 1,886,300
240,352 Mobile Telecommunications
Company KSCP 464,223
Total 2,731,650
Malaysia 1.5%
597,700 IHH Healthcare Bhd 1,222,039
358,400 Malayan Banking Bhd 955,491
79,300 Malayan Cement Bhd 125,871
340,900 Press Metal Aluminium Holdings
Bhd 661,769

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
Malaysia 1.5%- continued
1,316,900 Public Bank Bhd $ 1,664,852
451,000 RHB Bank Bhd 943,300
2,146,300 SD Guthrie Bhd 3,450,677
811,700 Sime Darby Bhd 428,672
683,000 Sunway Construction Group Bhd 1,322,385
378,800 Telekom Malaysia Bhd 718,201
409,400 Tenaga Nasional Bhd 1,462,568
51,300 United Plantations Bhd 423,305
Total 13,379,130
Mexico 1.3%
69,195 America Movil SAB de CV ADR 1,754,093
57,800 Banco del Bajio SA
c
192,060
35,895 Cemex SAB de CV ADR 424,279
383,100 Fibra Uno Administracion SA de CV 690,352
8,666 Fomento Economico Mexicano SAB
de CV ADR 1,109,161
199,300 Grupo Financiero Banorte SAB de
CV ADR 2,297,310
241,300 Grupo Mexico SAB de CV 2,901,953
36,300 Industrias Penoles SAB de CV 1,669,073
149,100 Megacable Holdings SAB de CV 503,356
27,400 Regional SAB de CV 225,471
Total 11,767,108
Panama < 0.1%
132 Intercorp Financial Services, Inc. 7,697
Total 7,697
Philippines 0.2%
128,265 International Container Terminal
Services, Inc. 2,014,216
Total 2,014,216
Poland 1.0%
28,842 Bank Polska Kasa Opieki SA 1,901,115
6,632 Erste Bank Polska SA 1,307,537
72,519 Orlen SA 2,877,649
72,169 Powszechna Kasa Oszczednosci
Bank Polski SA 2,161,670
22,132 XTB SA
c
881,097
Total 9,129,068
Qatar 0.3%
378,839 Commercial Bank PSQC 427,954
687,761 Doha Bank QPSC 547,413
11,869 Qatar Islamic Bank QPSC 70,879
391,457 Qatar National Bank QPSC 1,783,209
Total 2,829,455
Russian Federation < 0.1%
647,134 Gazprom PJSC ADR
b,d
65
56,865 GMK Norilskiy Nickel PAO ADR
b,d,e
6
23,359 LUKOIL PJSC
b,d,f
0
23,091 Mechel PJSC ADR
a,b,d
2
1,696 Novatek PJSC GDR
b,d,e
0
26,150 Polyus PJSC
b,d,f
0
1,260,120 Sberbank of Russia PJSC
b,d,f
1
67,230 Sovcomflot PJSC
b,d,f
0
257,974 Surgutneftegas PAO ADR
b,d,e
26
Total 100
Shares Common Stock  97.0% Value
Saudi Arabia 2.2%
2,136 Al Babtain Power &
Telecommunication Company $ 30,088
185,416 Al Rajhi Bank 3,094,367
98,810 Alinma Bank 615,664
177,405 Arab National Bank 1,026,584
143,892 Arabian Centres Company
c
598,068
209,187 Banque Saudi Fransi 1,103,176
238,467 Mobile Telecommunications
Company Saudi Arabia 657,205
158,790 Riyad Bank 861,255
7,969 SABIC Agri-Nutrients Company 261,603
683,207 Saudi Arabian Oil Company
c
4,820,186
153,351 Saudi Awwal Bank 1,385,608
23,037 Saudi Basic Industries Corporation 305,062
241,686 Saudi Energy Company 1,093,556
36,225 Saudi Investment Bank 134,165
271,065 Saudi National Bank 2,836,536
333 Saudi Telecom Company 3,825
Total 18,826,948
Singapore < 0.1%
1,518 China Yuchai International, Ltd. 71,589
Total 71,589
South Africa 2.5%
66,126 Absa Group, Ltd. 911,406
221,379 AECI, Ltd. 1,674,956
45,347 African Rainbow Minerals, Ltd. 464,799
30,182 Coronation Fund Managers, Ltd. 77,548
240,855 DataTec, Ltd. 1,237,277
30,113 Discovery, Ltd. 477,835
50,162 Exxaro Resources, Ltd. 618,598
280,716 FirstRand, Ltd. 1,678,842
79,516 Gold Fields, Ltd. ADR 2,577,909
48,415 Impala Platinum Holdings, Ltd. 528,023
113,328 Investec, Ltd. 983,931
97,439 Momentum Group, Ltd. 242,606
61,831 MTN Group, Ltd. 766,523
18,061 Naspers, Ltd. 948,972
56,585 Nedbank Group, Ltd. 957,762
635,660 Redefine Properties, Ltd. 251,244
92,707 Sasol, Ltd.
b
1,098,616
172,756 Standard Bank Group, Ltd. 3,439,924
22,977 Valterra Platinum, Ltd. 1,720,534
728,369 Vukile Property Fund, Ltd. 1,114,521
Total 21,771,826
South Korea 18.5%
55,837 BNK Financial Group, Inc. 585,215
11,712 Celltrion, Inc. 1,509,349
4,082 CJ Corporation 366,131
7,857 Doosan Bobcat, Inc. 323,446
30,989 GS Holdings Corporation 1,917,255
42,873 Hana Financial Group, Inc. 3,705,903
12,471 Hankook Tire & Technology
Company, Ltd. 580,968
19,853 Hanwha Corporation
d
1,153,362
31,977 Hanwha Machinery & Service
Holdings Company, Ltd.
b,d
373,530
88,581 HMM Company, Ltd. 1,290,728
7,104 Hyundai Department Store
Company, Ltd. 580,304
4,587 Hyundai Elevator Company, Ltd. 214,669
14,203 Hyundai Marine & Fire Insurance
Company, Ltd.
b
377,795

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
South Korea 18.5%- continued
3,228 Hyundai Mobis Company, Ltd. $ 1,043,954
7,232 Hyundai Motor Company 1,916,170
116,163 iM Financial Group Company, Ltd. 1,362,027
31,432 KB Financial Group, Inc. 3,678,703
1,118 KCC Corporation 294,298
14,443 Kia Corporation 1,302,184
111,502 Korean Air Lines Company, Ltd. 1,975,360
38,480 Korean Reinsurance Company 369,716
17,141 KT&G Corporation 2,132,999
4,462 LG Chem, Ltd. 790,300
24,034 LG Corporation 1,666,318
140,287 LG Uplus Corporation 1,438,438
11,914 Lotte Corporation 186,473
16,777 LX International Corporation 437,686
11,650 Misto Holdings Corporation 365,554
13,063 NAVER Corporation 1,870,108
7,307 POSCO Holdings, Inc. 1,577,747
10,901 Samsung C&T Corporation 2,539,527
3,479 Samsung Electro-Mechanics
Company, Ltd. 2,658,467
349,947 Samsung Electronics Company,
Ltd. 60,909,964
1,305 Samsung Fire & Marine Insurance
Company, Ltd. 564,807
25,698 SD Biosensor, Inc. 113,832
50,746 Shinhan Financial Group Company,
Ltd. 3,522,786
4,203 Shinsegae, Inc. 1,216,101
41,824 SK Hynix, Inc. 47,497,665
2,793 SK Square Company, Ltd. 1,920,505
7,011 SK, Inc. 2,619,283
78,946 Woori Financial Group, Inc. 1,827,549
2,228 Youngone Holdings Company, Ltd. 296,776
Total 161,073,952
Switzerland 0.1%
20,200 BeOne Medicines, Ltd.
b
499,344
Total 499,344
Taiwan 26.2%
37,000 Accton Technology Corporation 2,398,229
9,000 Acter Group Corporation, Ltd. 253,242
88,590 ASE Technology Holding Company,
Ltd. ADR
a
3,115,710
10,000 Asia Vital Components Company,
Ltd. 703,278
1,100 ASPEED Technology, Inc. 480,420
1,458,000 Cathay Financial Holding
Company, Ltd. 4,537,705
2,672 ChipMOS Technologies, Inc. ADR
a
126,653
17,000 Chroma ATE, Inc. 1,068,043
40,877 Chunghwa Telecom Company, Ltd.
ADR 1,741,769
2,480 Compeq Manufacturing Company,
Ltd. 12,688
3,677,000 CTBC Financial Holding Company,
Ltd. 7,339,054
198,000 CTCI Corporation
b
214,255
153,000 Delta Electronics, Inc. 7,527,235
17,000 Elite Material Company, Ltd. 2,440,396
35,000 Ennoconn Corporation 435,523
450,000 Far EasTone Telecommunications
Company, Ltd. 1,460,824
472,000 Feng Hsin Steel Company, Ltd. 948,603
Shares Common Stock  97.0% Value
Taiwan 26.2%- continued
1,283,000 Fubon Financial Holding Company,
Ltd. $ 5,114,002
1,191,000 Hon Hai Precision Industry
Company, Ltd. 9,095,676
1,261,000 Innolux Corporation 1,730,540
3,473,000 KGI Financial Holding Company,
Ltd. 3,281,226
8,000 King Slide Works Company, Ltd. 1,916,973
96,000 L&K Engineering Company, Ltd. 2,065,870
93,000 MediaTek, Inc. 9,907,079
123,000 Nan Ya Plastics Corporation 584,414
231,000 Sigurd Microelectronics
Corporation 1,312,520
130,000 Simplo Technology Company, Ltd. 1,405,005
20,000 Sinbon Electronics Company, Ltd. 180,965
179,520 SinoPac Financial Holdings
Company, Ltd. 223,886
80,000 Sitronix Technology Corporation 650,042
1,489,000 Synnex Technology International
Corporation 4,270,510
416,000 Taiwan Mobile Company, Ltd. 1,444,781
1,733,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 128,181,824
192,164 Topco Scientific Company, Ltd. 2,933,181
46,000 Transcend Information, Inc. 408,523
64,000 Tripod Technology Corporation 718,595
1,121,100 TS Financial Holding Company,
Ltd. 1,234,448
514,000 Tung Ho Steel Enterprise
Corporation 1,182,004
796,000 United Microelectronics
Corporation 2,977,915
426,000 Wah Lee Industrial Corporation 1,467,648
176,000 WNC Corporation/Taiwan 1,179,580
1,033,000 WPG Holdings, Ltd.
b
3,541,632
155,000 Yageo Corporation 2,332,952
1,955,000 Yuanta Financial Holding Company,
Ltd. 4,078,499
Total 228,223,917
Thailand 3.5%
261,700 Advanced Info Service PCL NVDR 2,972,620
731,200 Central Pattana PCL NVDR 1,504,620
551,200 Kasikornbank PCL NVDR 4,021,601
1,433,800 Kiatnakin Phatra Bank PCL NVDR 4,748,818
3,341,100 Krung Thai Bank PCL NVDR 4,413,583
578,300 PTT Exploration and Production
PCL NVDR 2,589,956
1,949,700 PTT PCL NVDR 2,247,553
258,600 SCB X PCL NVDR 1,182,666
919,900 Thaifoods Group PCL NVDR 269,493
600,100 Thanachart Capital PCL NVDR 1,400,567
329,000 TISCO Financial Group PCL NVDR
d
1,264,381
41,083,500 TMBThanachart Bank PCL NVDR 3,755,085
Total 30,370,943
Turkey 0.6%
2,686,752 Anadolu Efes Biracilik ve Malt
Sanayii AS 1,235,584
430,354 Dogan Sirketler Grubu Holding AS 189,263
1,059,197 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 398,913
313,575 Enerjisa Enerji AS
c
718,277
34,684 Migros Ticaret AS 456,196
458,580 Sok Marketler Ticaret AS
b
492,040

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
Turkey 0.6%- continued
210,991 Turkiye Petrol Rafinerileri AS $ 1,314,284
3,121,739 Turkiye Sigorta AS 413,104
Total 5,217,661
United Arab Emirates 1.4%
130,789 Abu Dhabi Commercial Bank PJSC 532,859
1,690,406 Deyaar Development PJSC 332,656
401,292 Dubai Electricity & Water Authority
PJSC 299,310
534,640 Emaar Development PJSC 1,881,484
764,776 Emaar Properties PJSC 2,282,528
276,815 Emirates NBD Bank PJSC 2,273,537
197,054 Emirates Telecommunications
Group Company PJSC 1,091,482
607,917 First Abu Dhabi Bank PJSC 3,201,862
26,439 Orascom Construction plc 369,826
407,310 Sharjah Islamic Bank 320,986
Total 12,586,530
United Kingdom 0.4%
42,367 AngloGold Ashanti plc 3,203,913
Total 3,203,913
United States 0.2%
3,264 Southern Copper Corporation 596,366
32,713 Yum China Holding, Inc. 1,576,112
Total 2,172,478
Virgin Islands, British < –%
17,004 VK IPJSC GDR
b,d,e
0
Total 0
Total Common Stock
(cost $578,844,799) 846,578,509
Shares Preferred Stock 2.0%
Brazil 0.9%
10,746 Axia Energia SA, Class C ADR
b
109,824
71,200 Bradespar SA 308,304
586,600 Companhia de Saneamento do
Parana 822,767
332,500 Companhia de Saneamento do
Parana, Units 2,384,956
616,696 Itausa SA 1,687,378
324,600 Petroleo Brasileiro SA 2,781,014
Total 8,094,243
Russian Federation < 0.1%
2,930,700 Surgutneftegas PAO
b,d,f
4
65,200 Transneft PJSC
b,d,f
0
Total 4
South Korea 1.1%
72,601 Samsung Electronics Company,
Ltd. 9,123,403
Total 9,123,403
Total Preferred Stock
(cost $12,997,699) 17,217,650
Shares
Collateral Held for Securities
Loaned 0.7% Value
5,959,119 Thrivent Cash Management Trust $ 5,959,119
Total Collateral Held for
Securities Loaned
(cost $5,959,119) 5,959,119
Shares or
Principal
Amount Short-Term Investments 0.5%
Federal Home Loan Bank Discount
Notes
300,000 3.625%,  8/26/2026
g,h
299,221
1,000,000 3.637%,  9/4/2026
g,h
996,452
100,000 3.640%,  9/11/2026
g,h
99,574
100,000 3.685%,  9/18/2026
g,h
99,503
1,300,000 3.760%,  10/21/2026
g,h
1,289,088
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.695%,  10/14/2026
g,h
99,232
State Street Institutional U.S.
Government Money Market Fund
1,850,109 3.619%
g
1,850,109
Total Short-Term Investments
(cost $4,733,256) 4,733,179
Total Investments (cost
$602,534,873) 100.2% $874,488,457
Other Assets and Liabilities,
Net (0.2%) (2,021,955)
Total Net Assets 100.0% $872,466,502
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $20,359,420 or 2.3% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Emerging Markets Equity Fund as of July 31, 2026:
Securities Lending Transactions
Common Stock $ 5,849,989
Total lending $5,849,989
Gross amount payable upon return of
collateral for securities loaned $5,959,119
Net amounts due to counterparty $109,130
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 57,552,000 11,203,948 46,348,052 0
Consumer Discretionary 43,149,112 6,483,925 36,665,187 –
Consumer Staples @ 13,403,145 6,306,487 7,096,658 0
Energy @ 50,478,601 9,973,788 40,504,722 91
Financials 201,319,544 33,129,601 166,925,561 1,264,382
Health Care 23,720,632 – 23,720,632 –
Industrials 47,249,290 517,497 45,204,901 1,526,892
Information Technology 327,090,930 6,484,054 320,606,876 –
Materials @ 60,263,600 17,853,620 42,409,972 8
Real Estate 11,324,076 1,866,663 9,457,413 –
Utilities 11,027,579 3,083,847 7,943,732 –
Preferred Stock
Energy @ 2,781,018 2,781,014 – 4
Financials 1,687,378 1,687,378 – –
Information Technology 9,123,403 – 9,123,403 –
Materials 308,304 308,304 – –
Utilities 3,317,547 3,317,547 – –
Short-Term Investments 4,733,179 1,850,109 2,883,070 –
Subtotal Investments in Securities $868,529,338 $106,847,782 $758,890,179 $2,791,377
Other Investments  * Total
Collateral Held for Securities Loaned 5,959,119
Subtotal Other Investments $5,959,119
Total Investments at Value $874,488,457
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,469,522 1,469,522 – –
Total Liability Derivatives $1,469,522 $1,469,522 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling
$2,883,070 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 498 September 2026 $ 42,362,792 ( $ 1,469,522)
Total Futures Long Contracts $ 42,362,792 ( $ 1,469,522)
Total Futures Contracts $ 42,362,792 ($1,469,522)

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $6,260 $35,398 $35,699 $5,959 5,959 0.7%
Total Collateral Held for Securities Loaned 6,260 5,959 0.7
Total Value $6,260 $5,959
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $234
Total Affiliated Income from Securities Loaned, Net $234
Total $– $– $–

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 1.1%
a
Value
Communications Services 0.4%
Cable One, Inc., Term Loan
$ 997,375
5.845%,  (TSFR1M +
2.000%), 5/3/2028
b
$ 831,312
Cengage Learning, Inc., Term
Loan
2,000,000
0.000%,  (TSFR3M +
3.000%), 3/24/2031
b,c,d
1,983,260
Playtika Holding Corporation, Term
Loan
1,000,000
0.000%,  (TSFR1M +
2.750%), 3/13/2028
b,c,d
978,170
Total 3,792,742
Consumer Cyclical 0.2%
Caesars Entertainment, Inc., Term
Loan
428,571
0.000%,  (TSFR1M +
2.250%), 2/6/2031
b,c,d
407,498
Evergreen AcqCo 1, LP, Term Loan
1,497,425
6.168%,  (TSFR3M +
2.500%), 9/17/2032
b,c,d
1,497,425
Total 1,904,923
Consumer Non-Cyclical 0.4%
Hopper Merger Sub, Inc., Term
Loan
1,500,000
5.995%,  (TSFR3M +
2.250%), 4/7/2033
b
1,474,590
Syneos Health US Inc., Term Loan
1,500,000
0.000%,  (TSFR1M +
3.500%), 9/30/2030
b,c,d
1,504,860
Total 2,979,450
Transportation 0.1%
American Airlines, Inc., Term Loan
1,000,000
6.666%,  (TSFR3M +
3.000%), 5/31/2033
b
992,080
Total 992,080
Total Bank Loans
(cost $9,814,459) 9,669,195
Principal
Amount Long-Term Fixed Income 94.8% Value
Basic Materials 5.9%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
1,557,000 8.625%,  6/15/2029
e
1,624,449
Alumina, Pty. Ltd.
1,611,000 6.125%,  3/15/2030
e
1,624,404
Avient Corporation
811,000 6.250%,  11/1/2031
e
816,967
Axalta Coating Systems Dutch
Holding B BV
1,312,000 7.250%,  2/15/2031
e
1,356,937
Carpenter Technology Corporation
719,000 5.625%,  3/1/2034
e
708,842
Cascades, Inc./Cascades USA,
Inc.
2,161,000 6.750%,  7/15/2030
e
2,195,295
Celanese US Holdings, LLC
622,000 6.850%,  11/15/2028 645,305
Principal
Amount Long-Term Fixed Income  94.8% Value
Basic Materials 5.9% - continued
$ 722,000 6.500%,  4/15/2030
f
$ 730,873
716,000 7.379%,  7/15/2032 749,160
1,538,000 6.750%,  4/15/2033
f
1,567,790
Chemours Company
2,871,000 4.625%,  11/15/2029
e
2,709,313
958,000 7.875%,  3/15/2034
e
932,227
Cleveland-Cliffs, Inc.
1,885,000 4.625%,  3/1/2029
e
1,828,300
953,000 6.875%,  11/1/2029
e
963,164
1,524,000 4.875%,  3/1/2031
e
1,405,175
722,000 7.375%,  5/1/2033
e
729,733
965,000 6.250%,  10/1/2040
f
775,932
Commercial Metals Company
1,916,000 6.000%,  12/15/2035
e
1,882,855
CVR Partners, LP/CVR Nitrogen
Finance Corporation
1,428,000 6.125%,  6/15/2028
e
1,426,371
First Quantum Minerals, Ltd.
958,000 7.250%,  2/15/2034
e
975,863
1,200,000 6.375%,  2/15/2036
e
1,161,174
FMC Corporation
479,000 8.000%,  6/1/2031
e
495,300
956,000 4.500%,  10/1/2049
f
612,763
Fortescue Treasury, Pty. Ltd.
400,000 4.500%,  9/15/2027
e
396,586
485,000 5.875%,  4/15/2030
e
486,187
500,000 6.125%,  4/15/2032
e
505,268
Magnera Corporation
1,381,000 7.250%,  11/15/2031
e
1,351,654
Methanex Corporation
964,000 5.250%,  12/15/2029
f
955,538
435,000 5.650%,  12/1/2044 380,236
Methanex US Operations, Inc.
963,000 6.250%,  3/15/2032
e,f
972,514
Mineral Resources, Ltd.
1,060,000 9.250%,  10/1/2028
e
1,090,255
476,000 8.500%,  5/1/2030
e
490,824
863,000 7.000%,  4/1/2031
e
888,086
479,000 6.000%,  5/1/2032
e
470,203
479,000 6.250%,  5/1/2034
e
466,862
Novelis Corporation
963,000 4.750%,  1/30/2030
e
925,585
865,000 3.875%,  8/15/2031
e,f
785,154
Olin Corporation
961,000 6.625%,  4/1/2033
e
940,427
Olympus Water US Holding
Corporation
2,374,000 7.250%,  2/15/2033
e
2,325,497
Qnity Electronics, Inc.
2,400,000 5.750%,  8/15/2032
e
2,382,928
SCIH Salt Holdings, Inc.
957,000 6.625%,  8/15/2031
d,e
956,828
957,000 8.000%,  8/15/2032
d,e
949,767
Solstice Advanced Materials, Inc.
960,000 5.625%,  9/30/2033
e
938,721
SunCoke Energy, Inc.
1,558,000 4.875%,  6/30/2029
e
1,486,035
Trekor Metals, Ltd.
1,743,000 8.250%,  5/1/2030
e
1,811,212
WR Grace Holdings, LLC
1,420,000 6.625%,  8/15/2032
e
1,351,865
1,875,000 7.000%,  8/1/2033
e
1,795,958

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Basic Materials 5.9% - continued
WS Escrow, LLC
$ 718,000 7.750%,  6/1/2033
e
$ 742,884
Total 53,765,266
Capital Goods 10.5%
AECOM
1,921,000 6.000%,  8/1/2033
e
1,910,036
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
961,000 7.000%,  5/21/2030
e
978,945
APi Group DE, Inc.
599,000 5.750%,  6/1/2034
e
586,312
Ardagh Group SA
982,875
5.500%,PIK 6.500%,
12/1/2030
e,f,g
910,327
ATI, Inc.
486,000 7.250%,  8/15/2030 501,091
Axon Enterprise, Inc.
765,000 6.125%,  3/15/2030
e
773,883
765,000 6.250%,  3/15/2033
e
775,837
Ball Corporation
600,000 3.125%,  9/15/2031
f
538,701
Bombardier, Inc.
2,505,000 7.000%,  6/1/2032
e
2,580,952
481,000 6.750%,  6/15/2033
e
495,415
575,000 7.450%,  5/1/2034
e
627,362
958,000 5.875%,  1/15/2035
e
948,015
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,415,000 7.500%,  2/1/2032
e
1,450,086
Builders FirstSource, Inc.
1,955,000 5.000%,  3/1/2030
e
1,894,629
479,000 4.250%,  2/1/2032
e
435,884
300,000 6.375%,  3/1/2034
e
294,373
961,000 6.750%,  5/15/2035
e
951,447
CANPACK Group, Inc./CANPACK
SA
1,250,000 6.000%,  5/15/2031
e
1,243,160
CANPACK SA/CANPACK US, LLC
1,288,000 3.875%,  11/15/2029
e
1,218,675
Clean Harbors, Inc.
720,000 6.375%,  2/1/2031
e
727,386
Clydesdale Acquisition Holdings,
Inc.
417,000 6.625%,  4/15/2029
e
414,484
475,000 6.875%,  1/15/2030
e
470,916
904,000 8.750%,  4/15/2030
e,f
863,957
1,441,000 6.750%,  4/15/2032
e
1,372,267
Columbus McKinnon Corporation/
NY
2,851,000 7.125%,  2/1/2033
e
2,872,382
Core & Main, LP
239,000 6.000%,  7/1/2034
e
237,665
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,770,000 6.625%,  12/15/2030
e
2,815,420
EquipmentShare.com, Inc.
1,437,000 9.000%,  5/15/2028
e
1,458,900
915,000 7.125%,  7/1/2034
e
873,941
ESAB Corporation
753,000 6.250%,  4/15/2029
e
760,971
476,000 5.625%,  4/1/2031
e
470,245
Principal
Amount Long-Term Fixed Income  94.8% Value
Capital Goods 10.5% - continued
GFL Environmental Holdings US,
Inc.
$ 1,915,000 5.625%,  7/1/2031
e
$ 1,860,531
1,915,000 5.500%,  2/1/2034
e
1,771,484
Granite Construction, Inc.
516,000 6.375%,  6/15/2034
e
514,524
Herc Holdings, Inc.
1,577,000 6.625%,  6/15/2029
e
1,605,276
1,357,000 7.250%,  6/15/2033
e,f
1,400,235
240,000 6.000%,  3/15/2034
e
235,303
Mauser Packaging Solutions
Holding Company
1,770,000 7.875%,  4/15/2030
e
1,805,223
Mueller Water Products, Inc.
1,383,000 4.000%,  6/15/2029
e
1,324,831
Nesco Holdings II, Inc.
644,000 5.500%,  4/15/2029
e
639,408
New Enterprise Stone and Lime
Company, Inc.
2,142,000 5.250%,  7/15/2028
e
2,128,707
OI European Group BV
2,322,000 4.750%,  2/15/2030
e,f
2,129,276
Owens-Brockway Glass Container,
Inc.
588,000 7.375%,  6/1/2032
e,f
542,923
Quikrete Holdings, Inc.
3,833,000 6.375%,  3/1/2032
e
3,879,778
QXO Building Products, Inc.
479,000 6.500%,  7/15/2031
e
480,942
1,443,000 6.750%,  4/30/2032
e
1,473,679
1,404,000 6.875%,  7/15/2034
e,f
1,406,098
Resideo Funding II, LLC
1,569,000 6.500%,  7/15/2032
e
1,569,529
Reworld Holding Corporation
1,602,000 4.875%,  12/1/2029
e
1,520,366
Sensata Technologies BV
430,000 4.000%,  4/15/2029
e
413,793
Sensata Technologies, Inc.
500,000 4.375%,  2/15/2030
e
482,156
561,000 3.750%,  2/15/2031
e
522,050
282,000 6.625%,  7/15/2032
e
288,697
Smyrna Ready Mix Concrete, LLC
2,857,000 8.875%,  11/15/2031
e
2,991,548
SRM Escrow Issuer, LLC
745,000 6.000%,  11/1/2028
e
743,943
Standard Building Solutions, Inc.
1,161,000 6.500%,  8/15/2032
e
1,163,221
2,162,000 6.250%,  8/1/2033
e
2,138,375
959,000 5.875%,  3/15/2034
e,f
920,790
Standard Industries, Inc./NY
964,000 4.750%,  1/15/2028
e
958,126
964,000 3.375%,  1/15/2031
e
865,322
Sword Purchaser, LLC
979,000 8.250%,  4/15/2033
e
1,001,355
979,000 10.500%,  4/15/2034
e
1,012,080
Synergy Infrastructure Holdings,
LLC
719,000 7.875%,  12/1/2030
e
750,014
1,437,000 7.000%,  7/15/2034
e
1,449,656
TransDigm, Inc.
1,450,000 6.750%,  8/15/2028
e
1,459,078
3,375,000 7.125%,  12/1/2031
e
3,481,110
2,780,000 6.625%,  3/1/2032
e
2,826,509

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Capital Goods 10.5% - continued
$ 2,128,000 6.000%,  1/15/2033
e
$ 2,127,775
240,000 6.250%,  1/31/2034
e
242,359
2,613,000 6.750%,  1/31/2034
e
2,655,521
1,197,000 6.125%,  7/31/2034
e
1,183,556
United Rentals North America, Inc.
1,667,000 4.875%,  1/15/2028 1,660,415
1,567,000 4.000%,  7/15/2030 1,488,022
Waste Pro USA, Inc.
840,000 7.000%,  2/1/2033
e
851,365
WESCO Distribution, Inc.
993,000 6.375%,  3/15/2029
e
1,007,009
239,000 5.250%,  4/15/2031
e
235,019
696,000 6.625%,  3/15/2032
e
710,079
743,000 6.375%,  3/15/2033
e
755,462
479,000 5.500%,  4/15/2034
e
465,329
Total 95,591,511
Communications Services 10.6%
AMC Global Media, Inc.
1,385,000 10.500%,  7/15/2032
e,f
1,426,661
Cable One, Inc.
376,000 4.000%,  11/15/2030
e,f
139,795
CCO Holdings, LLC/CCO Holdings
Capital Corporation
498,000 5.000%,  2/1/2028
e
491,645
680,000 5.375%,  6/1/2029
e
660,392
2,689,000 6.375%,  9/1/2029
e
2,671,994
3,743,000 4.750%,  3/1/2030
e
3,497,181
970,000 4.500%,  8/15/2030
e
885,030
1,806,000 4.250%,  2/1/2031
e
1,598,544
2,673,000 4.750%,  2/1/2032
e,f
2,335,649
1,077,000 7.000%,  2/1/2033
e,f
1,032,122
500,000 4.500%,  6/1/2033
e,f
425,394
2,135,000 4.250%,  1/15/2034
e,f
1,743,201
1,436,000 7.375%,  2/1/2036
e,f
1,365,190
Clear Channel Outdoor Holdings,
Inc.
1,147,000 7.875%,  4/1/2030
e
1,191,186
Deluxe Corporation
1,868,000 8.125%,  9/15/2029
e
1,934,378
DIRECTV Financing, LLC
1,440,000 8.875%,  2/1/2030
e
1,466,106
481,000 8.875%,  2/1/2030
e
488,220
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
403,000 5.875%,  8/15/2027
e
402,048
1,338,000 10.000%,  2/15/2031
e
1,398,123
1,437,000 9.250%,  6/1/2032
e
1,470,461
Discovery Global Holdings, Inc.
960,000 5.141%,  3/15/2052 610,147
2,155,000 4.054%,  3/15/2029 2,116,663
1,530,000 4.279%,  3/15/2032
f
1,359,512
3,775,000 5.050%,  3/15/2042 2,623,625
FiberCop SPA
2,891,000 6.000%,  9/30/2034
e
2,785,961
Gray Media, Inc.
962,000 7.250%,  8/15/2033
e,f
951,476
Iliad Holding SAS
1,302,000 8.500%,  4/15/2031
e
1,369,575
953,000 7.000%,  4/15/2032
e
961,238
Level 3 Financing, Inc.
2,162,000 6.875%,  6/30/2033
e
2,187,835
2,161,000 7.000%,  3/31/2034
e
2,198,208
1,437,000 8.500%,  1/15/2036
e
1,495,029
Principal
Amount Long-Term Fixed Income  94.8% Value
Communications Services 10.6% - continued
$ 359,000 7.500%,  2/15/2037
e
$ 356,557
Lumen Technologies, Inc.
1,420,000 7.600%,  9/15/2039 1,297,525
McGraw-Hill Education, Inc.
2,543,000 5.750%,  8/1/2028
e
2,523,365
479,000 8.000%,  8/1/2029
e
475,047
Nexstar Media, Inc.
1,445,000 4.750%,  11/1/2028
e
1,416,907
2,879,000 6.500%,  9/15/2033
e
2,864,244
2,155,000 7.250%,  4/15/2034
e,f
2,159,829
Oak-Eagle Acquireco, Inc.
2,238,000 7.250%,  7/1/2033
e
2,318,955
1,758,000 8.750%,  7/1/2034
e
1,852,030
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,453,000 4.625%,  3/15/2030
e
1,403,304
Paramount Global
569,000 4.950%,  5/19/2050 344,830
948,000 4.200%,  6/1/2029 900,208
948,000 4.950%,  1/15/2031 868,749
1,427,000 6.875%,  4/30/2036
f
1,304,329
1,571,000 5.850%,  9/1/2043 1,113,671
Playtika Holding Corporation
958,000 4.250%,  3/15/2029
e
870,458
Rogers Communications, Inc.
722,000 7.000%,  4/15/2055
b
726,333
Scripps Escrow II, Inc.
1,435,000 3.875%,  1/15/2029
e
1,311,347
Sinclair Television Group, Inc.
709,000 8.125%,  2/15/2033
e
727,061
Sirius XM Radio, LLC
500,000 4.125%,  7/1/2030
e
467,345
1,500,000 3.875%,  9/1/2031
e
1,353,665
958,000 5.875%,  4/15/2032
e
940,062
Snap, Inc.
960,000 6.875%,  3/15/2034
e
929,940
Telenet Finance Luxembourg
Notes SARL
2,000,000 5.500%,  3/1/2028
e
1,973,024
TELUS Corporation
1,911,000 6.625%,  10/15/2055
b
1,904,781
Uniti Group, LP/Uniti Fiber
Holdings, Inc./CSL Capital, LLC
1,916,000 6.000%,  1/15/2030
e,f
1,828,186
Uniti Services, LLC
1,200,000 7.500%,  10/15/2033
e
1,226,262
Univision Communications, Inc.
1,487,000 4.500%,  5/1/2029
e
1,408,116
1,446,000 7.375%,  6/30/2030
e
1,439,725
1,142,000 8.500%,  7/31/2031
e
1,139,472
1,197,000 8.875%,  4/15/2033
e
1,158,965
Virgin Media Finance plc
1,195,000 5.000%,  7/15/2030
e
735,319
Virgin Media Secured Finance plc
2,547,000 5.500%,  5/15/2029
e
2,286,599
VMED O2 UK Financing I plc
963,000 7.750%,  4/15/2032
e
809,885
Vodafone Group plc
760,000 4.125%,  6/4/2081
b
696,575
1,446,000 5.125%,  6/4/2081
b
1,078,325
VZ Secured Financing BV
2,439,000 5.000%,  1/15/2032
e
1,999,988

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Communications Services 10.6% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 1,260,000 8.250%,  10/1/2031
e
$ 1,311,697
Ziggo BV
1,915,000 4.875%,  1/15/2030
e
1,724,536
Total 96,529,805
Consumer Cyclical 17.0%
Adient Global Holdings, Ltd.
629,000 8.250%,  4/15/2031
e,f
654,017
963,000 7.500%,  2/15/2033
e,f
993,843
ADT Security Corporation
942,000 4.125%,  8/1/2029
e
902,310
1,692,000 4.875%,  7/15/2032
e
1,582,994
Advance Auto Parts, Inc.
1,440,000 7.000%,  8/1/2030
e,f
1,475,474
862,000 7.375%,  8/1/2033
e,f
889,696
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,065,000 4.625%,  6/1/2028
e
1,047,383
Allison Transmission, Inc.
731,000 3.750%,  1/30/2031
e
677,984
American Axle & Manufacturing,
Inc.
2,368,000 5.000%,  10/1/2029
f
2,287,978
960,000 6.375%,  10/15/2032
e
954,876
960,000 7.750%,  10/15/2033
e,f
945,333
Arches Buyer, Inc.
1,915,000 9.000%,  8/15/2031
e
1,924,979
Asbury Automotive Group, Inc.
1,377,000 5.000%,  2/15/2032
e
1,311,990
Ashton Woods USA, LLC/Ashton
Woods Finance Company
1,604,000 4.625%,  8/1/2029
e
1,540,195
Bath & Body Works, Inc.
471,000 6.950%,  3/1/2033 469,236
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
1,409,000 9.500%,  7/1/2032
e
1,363,172
Beach Acquisition Bidco, LLC
1,362,880
0.000%,PIK 10.750%,
7/15/2033
e,g
1,463,064
Belron UK Finance plc
1,946,000 5.750%,  10/15/2029
e
1,945,385
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
2,143,000 5.125%,  4/15/2029
e,f
2,036,486
Boyd Gaming Corporation
1,550,000 4.750%,  6/15/2031
e
1,480,073
Brightstar Lottery plc
2,608,000 5.250%,  1/15/2029
e
2,577,823
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
959,000 5.750%,  1/15/2033
e
925,398
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,434,000 4.875%,  2/15/2030
e,f
1,336,187
Caesars Entertainment, Inc.
1,033,000 4.625%,  10/15/2029
e
981,594
2,378,000 7.000%,  2/15/2030
e
2,385,866
191,000 6.500%,  2/15/2032
e
182,514
Principal
Amount Long-Term Fixed Income  94.8% Value
Consumer Cyclical 17.0% - continued
$ 961,000 6.000%,  10/15/2032
e,f
$ 842,860
Carnival Corporation, Ltd.
1,699,000 5.750%,  8/1/2032
e
1,683,342
Carvana Company
957,000
9.000%,PIK 0.000%,
6/1/2030
e,g
986,406
2,572,400
9.000%,PIK 0.000%,
6/1/2031
e,g
2,829,433
Churchill Downs, Inc.
717,000 4.750%,  1/15/2028
e
709,980
848,000 6.750%,  5/1/2031
e
858,085
Cushman & Wakefield US
Borrower, LLC
148,000 6.750%,  5/15/2028
e
147,998
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
712,000 6.125%,  4/15/2031
e
705,685
712,000 6.375%,  4/15/2034
e
701,456
Dana, Inc.
770,000 4.500%,  2/15/2032 768,285
Dream Finders Homes, Inc.
1,440,000 6.875%,  9/15/2030
e,f
1,405,510
Family Dollar Stores, LLC
957,000 10.000%,  7/31/2031
d,e
941,912
Flutter Treasury DAC
625,000 5.875%,  6/4/2031
e
615,704
Forestar Group, Inc.
1,434,000 6.500%,  3/15/2033
e
1,436,973
FORVIA SE
1,433,000 8.000%,  6/15/2030
e
1,506,049
964,000 6.750%,  9/15/2033
e,f
959,233
Gaia Purchaser, Inc.
1,197,000 7.625%,  7/15/2033
e
1,200,680
Gap, Inc.
576,000 3.875%,  10/1/2031
e
522,068
Garda World Security Corporation
958,000 6.000%,  6/1/2029
e
944,116
915,000 6.500%,  1/15/2031
e
925,070
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,628,000 7.750%,  5/31/2032
e
1,692,220
Genting New York, LLC/GENNY
Capital, Inc.
1,350,000 7.250%,  10/1/2029
e
1,381,336
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
701,000 8.375%,  1/15/2029
e,f
695,589
962,000 11.500%,  8/15/2029
e
1,011,434
1,283,000 8.750%,  1/15/2032
e,f
1,244,858
Goodyear Tire & Rubber Company
949,000 5.000%,  7/15/2029 909,181
1,601,000 5.250%,  4/30/2031 1,437,718
Hilton Domestic Operating
Company, Inc.
2,760,000 4.875%,  1/15/2030 2,720,893
482,000 4.000%,  5/1/2031
e
452,310
1,971,000 3.625%,  2/15/2032
e
1,783,460
961,000 5.750%,  9/15/2033
e
952,252
IHO Verwaltungs GmbH
1,000,000
7.375%,PIK 8.125%,
5/15/2033
e,g
1,036,520
Jacobs Entertainment, Inc.
2,141,000 6.750%,  2/15/2029
e
2,100,856

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Consumer Cyclical 17.0% - continued
K Hovnanian Enterprises, Inc.
$ 720,000 8.000%,  4/1/2031
e
$ 733,917
L Brands, Inc.
2,024,000 6.625%,  10/1/2030
e
2,056,720
1,393,000 6.875%,  11/1/2035
f
1,408,496
Light & Wonder International, Inc.
850,000 7.250%,  11/15/2029
e
863,912
Lindblad Expeditions, LLC
1,917,000 7.000%,  9/15/2030
e
1,973,440
Lithia Motors, Inc.
962,000 4.625%,  12/15/2027
e
957,366
Live Nation Entertainment, Inc.
1,073,000 4.750%,  10/15/2027
e
1,067,477
Macy's Retail Holdings, LLC
480,000 7.375%,  8/1/2033
e,f
499,483
559,000 4.500%,  12/15/2034 502,285
1,916,000 6.375%,  3/15/2037 1,782,169
Marriott Ownership Resorts, Inc.
967,000 6.500%,  10/1/2033
e,f
950,985
Match Group Holdings II, LLC
1,723,000 4.125%,  8/1/2030
e
1,612,094
958,000 6.125%,  9/15/2033
e
932,750
Mattamy Group Corporation
1,199,000 6.000%,  12/15/2033
e
1,141,297
Melco Resorts Finance, Ltd.
1,922,000 5.375%,  12/4/2029
e
1,858,114
2,597,000 7.625%,  4/17/2032
e
2,650,195
1,442,000 6.500%,  9/24/2033
e
1,392,313
MGM Resorts International
500,000 4.625%,  9/1/2026 499,792
1,275,000 6.125%,  9/15/2029 1,282,849
Michaels Companies, Inc.
3,359,000 8.500%,  3/15/2033
e,f
3,327,513
Millrose Properties, Inc.
1,200,000 6.375%,  8/1/2030
e
1,208,872
942,000 6.250%,  9/15/2032
e
941,203
Muvico, LLC
995,165
9.000%,PIK 6.000%,
2/19/2029
e,f,g
1,092,845
NCL Corporation, Ltd.
1,026,000 5.875%,  1/15/2031
e
980,570
Nissan Motor Acceptance
Company, LLC
2,399,000 5.625%,  9/29/2028
e
2,384,735
2,399,000 6.125%,  9/30/2030
e
2,342,879
Nissan Motor Company, Ltd.
2,008,000 4.810%,  9/17/2030
e
1,861,309
Penn Entertainment, Inc.
950,000 6.750%,  4/1/2031
e,f
953,433
PetSmart, LLC/PetSmart Finance
Corporation
3,006,000 7.500%,  9/15/2032
e
3,037,286
Phinia, Inc.
1,296,000 6.625%,  10/15/2032
e
1,308,890
Rakuten Group, Inc.
946,000 11.250%,  2/15/2027
e
972,622
1,936,000 9.750%,  4/15/2029
e
2,102,052
852,000 8.125%,  12/15/2029
b,e,h
870,793
Raven Acquisition Holdings, LLC
629,000 6.875%,  11/15/2031
e
611,951
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
958,000 4.625%,  4/16/2029
e
861,997
Principal
Amount Long-Term Fixed Income  94.8% Value
Consumer Cyclical 17.0% - continued
Risewell Homes, Inc.
$ 961,000 8.500%,  11/1/2030
e
$ 980,232
S&S Holdings, LLC
1,569,000 8.375%,  10/1/2031
e,f
1,515,101
Service Corporation International/
US
964,000 3.375%,  8/15/2030 889,804
475,000 4.000%,  5/15/2031 444,097
1,143,000 5.750%,  10/15/2032 1,133,651
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
482,000 6.625%,  5/1/2032
e,f
485,275
Sotheby's
940,000 8.250%,  4/15/2031
e
937,667
Sotheby's/Bidfair Holdings, Inc.
1,000,000 5.875%,  6/1/2029
e
964,625
Staples, Inc.
2,533,000 10.750%,  9/1/2029
e
2,423,706
Station Casinos, LLC
915,000 4.625%,  12/1/2031
e,f
860,363
Taylor Morrison Communities, Inc.
719,000 5.750%,  11/15/2032
e
735,966
Tenneco, Inc.
1,982,000 8.000%,  11/17/2028
e
1,986,974
TKC Holdings, Inc.
958,000 8.500%,  8/15/2030
e
979,315
Travel + Leisure Company
1,437,000 6.250%,  6/1/2031
e
1,439,210
Victoria's Secret & Company
582,000 4.625%,  7/15/2029
e
565,242
Viking Cruises, Ltd.
3,514,000 5.875%,  10/15/2033
e
3,479,511
Wayfair, LLC
575,000 7.250%,  10/31/2029
e
592,126
335,000 7.750%,  9/15/2030
e
351,046
960,000 6.750%,  11/15/2032
e
977,290
704,000 7.125%,  5/31/2034
e
723,213
Wyndham Hotels & Resorts, Inc.
479,000 5.625%,  3/1/2033
e
466,176
Wynn Macau, Ltd.
1,880,000 6.750%,  2/15/2034
e
1,848,116
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
600,000 5.125%,  10/1/2029
e
593,767
608,000 7.125%,  2/15/2031
e
637,094
Yum! Brands, Inc.
2,697,000 4.750%,  1/15/2030
e
2,638,298
ZF North America Capital, Inc.
1,293,000 7.125%,  4/14/2030
e
1,301,363
963,000 6.750%,  4/23/2030
e
955,652
1,439,000 6.875%,  4/23/2032
e
1,413,773
Total 153,788,579
Consumer Non-Cyclical 10.2%
Acadia Healthcare Company, Inc.
947,000 5.000%,  4/15/2029
e
927,056
ACCO Brands Corporation
958,000 4.250%,  3/15/2029
e,f
903,009
AdaptHealth, LLC
2,847,000 4.625%,  8/1/2029
e
2,744,850

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Consumer Non-Cyclical 10.2% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 2,826,000 3.500%,  3/15/2029
e
$ 2,659,667
285,000 6.250%,  3/15/2033
e
276,043
1,143,000 5.750%,  3/31/2034
e
1,062,695
Amneal Pharmaceuticals, LLC
480,000 6.875%,  8/1/2032
e
493,198
Bausch + Lomb Corporation
592,000 8.375%,  10/1/2028
e
606,800
BellRing Brands, Inc.
3,155,000 7.000%,  3/15/2030
e,f
3,118,717
BioMarin Pharmaceutical, Inc.
1,198,000 5.500%,  2/15/2034
e
1,168,735
Champ Acquisition Corporation
768,000 8.375%,  12/1/2031
e
800,985
CHS/Community Health Systems,
Inc.
1,207,000 6.000%,  1/15/2029
e
1,185,877
266,000 4.750%,  2/15/2031
e,f
237,271
792,000 10.875%,  1/15/2032
e
835,398
1,921,000 9.750%,  1/15/2034
e
1,946,092
Concentra Health Services, Inc.
836,000 6.875%,  7/15/2032
e,f
859,656
CVS Health Corporation
1,247,000 7.000%,  3/10/2055
b
1,283,966
2,314,000 6.750%,  12/10/2054
b
2,384,188
DaVita, Inc.
1,110,000 3.750%,  2/15/2031
e
1,023,876
1,742,000 6.875%,  9/1/2032
e
1,790,187
961,000 6.750%,  7/15/2033
e
985,204
Embecta Corporation
954,000 6.750%,  2/15/2030
e,f
729,810
Encompass Health Corporation
720,000 4.500%,  2/1/2028 712,331
1,916,000 5.875%,  6/1/2034
e
1,896,946
Endo Finance Holdings, LP
1,725,000 8.500%,  4/15/2031
e,f
1,816,632
Energizer Holdings, Inc.
2,073,000 6.000%,  9/15/2033
e,f
1,964,365
Fiesta Purchaser, Inc.
1,436,000 7.875%,  3/1/2031
e
1,436,551
Genmab AS/Genmab Finance,
LLC
2,397,000 6.250%,  12/15/2032
e
2,418,940
Grifols SA
859,000 4.750%,  10/15/2028
e
838,119
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,635,000 7.750%,  5/1/2033
e
2,651,701
HNI Corporation
958,000 5.125%,  1/18/2029
e
941,867
Industrial F&B Investments III, Inc.
1,078,000 7.750%,  2/11/2033
e
1,094,499
IQVIA, Inc.
1,922,000 6.250%,  6/1/2032
e
1,946,719
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
1,625,000 9.000%,  2/15/2029
e
1,692,455
718,000 7.125%,  4/30/2033
e
730,027
Lamb Weston Holdings, Inc.
977,000 4.375%,  1/31/2032
e
915,718
Principal
Amount Long-Term Fixed Income  94.8% Value
Consumer Non-Cyclical 10.2% - continued
LifePoint Health, Inc.
$ 973,000 9.875%,  8/15/2030
e
$ 1,021,448
958,000 7.000%,  5/1/2034
e
894,811
Medline Borrower, LP
1,795,000 5.250%,  10/1/2029
e
1,778,215
Newell Brands, Inc.
997,000 6.375%,  9/15/2027 1,000,026
1,470,000 6.625%,  9/15/2029
f
1,487,681
1,092,000 6.375%,  5/15/2030
f
1,103,991
376,000 6.625%,  5/15/2032
f
380,408
959,000 7.500%,  4/1/2046 884,121
Organon & Company/Organon
Foreign Debt Co-Issuer BV
1,215,000 5.125%,  4/30/2031
e
1,202,557
Performance Food Group, Inc.
1,946,000 4.250%,  8/1/2029
e
1,881,355
750,000 6.125%,  9/15/2032
e
752,119
958,000 5.625%,  3/1/2034
e
929,257
Perrigo Finance Unlimited
Company
1,656,000 5.150%,  6/15/2030 1,565,753
Post Holdings, Inc.
1,085,000 4.625%,  4/15/2030
e
1,045,131
991,000 4.500%,  9/15/2031
e
918,446
982,000 6.250%,  10/15/2034
e
954,766
500,000 6.500%,  3/15/2036
e
487,697
Prime Healthcare Services, Inc.
3,696,000 9.375%,  9/1/2029
e
3,853,671
Radiology Partners, Inc.
941,000 8.500%,  7/15/2032
e
988,869
Simmons Foods, Inc.
1,708,000 4.625%,  3/1/2029
e
1,650,986
Spectrum Brands, Inc.
134,000 3.875%,  3/15/2031
e
117,411
Star Parent, Inc.
2,000,000 9.000%,  10/1/2030
e
2,100,230
Surgery Center Holdings, Inc.
958,000 7.250%,  4/15/2032
e,f
960,984
TEAM Services Holding, Inc.
1,435,000 9.000%,  2/15/2033
e,f
1,453,220
Teleflex, Inc.
239,000 5.875%,  1/15/2032
e
236,933
Tenet Healthcare Corporation
906,000 5.125%,  11/1/2027 905,478
2,620,000 4.375%,  1/15/2030 2,527,042
1,506,000 6.750%,  5/15/2031 1,535,861
1,439,000 5.500%,  11/15/2032
e
1,416,822
US Acute Care Solutions, LLC
2,665,000 9.750%,  5/15/2029
e
2,483,884
Viking Baked Goods Acquisition
Corporation
1,436,000 8.625%,  11/1/2031
e
1,441,311
1,197,000 8.625%,  11/1/2031
e
1,201,427
Whirlpool Corporation
1,197,000 7.500%,  7/1/2031
e
1,189,526
957,000 7.875%,  7/1/2034
e
904,747
Total 92,336,334
Energy 11.2%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,623,000 5.375%,  6/15/2029
e
1,617,929

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Energy 11.2% - continued
Archrock Services, LP/Archrock
Partners Finance Corporation
$ 1,437,000 6.000%,  2/1/2034
e
$ 1,406,335
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
984,000 5.875%,  6/30/2029
e
980,534
961,000 6.625%,  7/15/2033
e
965,219
Beusa Investments, LLC
1,419,000 7.000%,  8/1/2031
e
1,386,888
Buckeye Partners, LP
946,000 4.500%,  3/1/2028
e
933,485
965,000 6.875%,  7/1/2029
e
986,932
233,000 6.750%,  2/1/2030
e
238,711
California Resources Corporation
475,000 7.000%,  1/15/2034
e
465,230
Caturus Energy, LLC
479,000 7.125%,  5/15/2031
e
474,841
CNX Resources Corporation
958,000 5.875%,  3/1/2034
e
928,152
Comstock Resources, Inc.
1,299,000 6.750%,  3/1/2029
e
1,276,134
2,460,000 5.875%,  1/15/2030
e
2,317,595
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,685,000 5.500%,  6/15/2031
e
1,640,582
Crescent Energy Finance, LLC
1,260,000 7.625%,  4/1/2032
e
1,273,290
1,901,000 7.875%,  4/15/2032
e
1,935,937
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
1,103,000 8.625%,  3/15/2029
e
1,144,732
961,000 7.375%,  6/30/2033
e
982,768
958,000 6.875%,  6/1/2034
e
962,611
Energy Transfer, LP
2,400,000 6.500%,  2/15/2056
b
2,400,266
Excelerate Energy, LP
694,000 8.000%,  5/15/2030
e
727,092
Genesis Energy, LP/Genesis
Energy Finance Corporation
1,989,000 7.875%,  5/15/2032 2,054,305
718,000 6.750%,  3/15/2034 716,119
Harvest Midstream I, LP
1,077,000 6.750%,  5/15/2034
e
1,081,288
Hess Midstream Operations, LP
1,853,000 4.250%,  2/15/2030
e
1,774,268
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,300,000 5.750%,  2/1/2029
e
2,295,501
964,000 6.000%,  4/15/2030
e
953,902
1,283,000 6.250%,  4/15/2032
e
1,245,474
Howard Midstream Energy
Partners, LLC
1,016,000 7.375%,  7/15/2032
e
1,050,204
1,440,000 6.625%,  1/15/2034
e
1,456,063
479,000 6.625%,  1/15/2035
e
478,737
ITT Holdings, LLC
2,682,000 6.500%,  8/1/2029
e
2,651,863
Kodiak Gas Services, LLC
960,000 6.500%,  10/1/2033
e
958,758
480,000 6.750%,  10/1/2035
e
483,646
Moss Creek Resources Holdings,
Inc.
265,000 8.250%,  9/1/2031
e
265,615
Principal
Amount Long-Term Fixed Income  94.8% Value
Energy 11.2% - continued
Nabors Industries, Inc.
$ 1,111,000 9.125%,  1/31/2030
e
$ 1,161,534
1,439,000 7.625%,  11/15/2032
e
1,467,735
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
797,000 8.125%,  2/15/2029
e
816,991
1,959,000 8.375%,  2/15/2032
e
2,037,137
Noble Finance II, LLC
1,437,000 6.250%,  6/15/2034
e
1,395,428
Northern Oil and Gas, Inc.
1,405,000 8.750%,  6/15/2031
e,f
1,447,995
Oceaneering International, Inc.
718,000 6.875%,  7/15/2034
e
734,667
PBF Holding Company, LLC/PBF
Finance Corporation
1,239,000 7.875%,  9/15/2030
e
1,285,859
1,197,000 7.250%,  6/1/2034
e
1,215,616
Prairie Acquiror, LP
1,280,000 9.000%,  8/1/2029
e
1,320,344
Precision Drilling Corporation
1,184,000 6.875%,  1/15/2029
e
1,189,282
Rockies Express Pipeline, LLC
1,899,000 4.950%,  7/15/2029
e
1,873,118
Saturn Oil & Gas, Inc.
1,676,000 8.500%,  7/30/2031
e
1,680,646
Seadrill Finance, Ltd.
957,000 6.750%,  7/15/2034
e
921,396
SESI, LLC
1,199,000 7.875%,  9/30/2030
e
1,213,179
SM Energy Company
1,195,000 6.500%,  7/15/2028 1,195,877
2,651,000 8.750%,  7/1/2031
e
2,771,753
675,000 7.000%,  8/1/2032
e,f
685,784
1,395,000 6.625%,  4/15/2034
e,f
1,386,387
Solaris Energy Infrastructure, Inc.
479,000 6.375%,  5/15/2031
e
470,532
Sunoco, LP
1,992,000 7.000%,  5/1/2029
e
2,035,378
1,920,000 5.875%,  3/15/2034
e
1,879,202
Sunoco, LP/Sunoco Finance
Corporation
1,385,000 5.875%,  3/15/2028 1,385,357
Tallgrass Energy Partners, LP/
Tallgrass Energy Finance
Corporation
1,025,000 5.500%,  1/15/2028
e
1,023,789
1,446,000 7.375%,  2/15/2029
e
1,478,872
2,400,000 6.750%,  3/15/2034
e
2,414,909
TGNR Intermediate Holdings, LLC
1,562,000 5.500%,  10/15/2029
e
1,528,253
Transocean International, Ltd.
960,000 8.250%,  5/15/2029
e
989,915
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,440,000 6.250%,  10/1/2033
e
1,417,091
Valaris, Ltd.
1,063,000 8.375%,  4/30/2030
e
1,100,525
Venture Global LNG, Inc.
2,013,000 9.000%,  9/30/2029
b,e,h
2,004,908
667,000 7.000%,  1/15/2030
e
677,609
3,615,000 8.375%,  6/1/2031
e
3,737,180
1,849,000 9.875%,  2/1/2032
e
1,968,590

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Energy 11.2% - continued
$ 1,197,000 6.375%,  12/15/2034
e
$ 1,165,780
1,197,000 6.625%,  6/15/2036
e,f
1,173,136
Venture Global Plaquemines LNG,
LLC
718,000 6.125%,  12/15/2030
e
729,375
1,345,000 6.500%,  1/15/2034
e
1,387,853
718,000 6.500%,  6/15/2034
e
740,496
962,000 7.750%,  5/1/2035
e
1,066,138
2,396,000 6.750%,  1/15/2036
e
2,507,884
Total 101,194,506
Financials 13.1%
Acrisure, LLC/Acrisure Finance,
Inc.
475,000 4.250%,  2/15/2029
e
442,830
482,000 7.500%,  11/6/2030
e
466,170
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
964,000 4.250%,  10/15/2027
e
953,009
1,191,000 6.750%,  4/15/2028
e
1,196,371
1,372,000 7.000%,  1/15/2031
e
1,392,237
Ally Financial, Inc.
1,136,000 6.700%,  2/14/2033
f
1,157,951
AmWINS Group, Inc.
796,000 6.375%,  2/15/2029
e
799,218
388,000 4.875%,  6/30/2029
e
373,475
Asurion, LLC/Asurion Co-Issuer,
Inc.
1,916,000 8.000%,  12/31/2032
e
1,938,275
958,000 8.375%,  2/1/2034
e
872,841
Azorra Finance, Ltd.
2,394,000 6.250%,  2/15/2034
e
2,347,976
Burford Capital Global Finance,
LLC
1,693,000 9.250%,  7/1/2031
e
1,650,444
961,000 7.500%,  7/15/2033
e,f
810,296
1,149,000 8.500%,  1/15/2034
e
993,885
Centene Corporation
3,352,000 4.625%,  12/15/2029 3,251,900
2,155,000 3.375%,  2/15/2030 1,993,136
3,352,000 3.000%,  10/15/2030 3,012,278
Citigroup, Inc.
955,000 6.875%,  12/29/2049
b,h
964,224
Constellation Insurance, Inc.
1,158,000 6.800%,  1/24/2030
e
1,145,168
CRC Insurance Group, LLC
479,000 7.125%,  6/1/2031
e
478,098
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,866,000 5.950%,  9/17/2030
e
2,748,341
Encore Capital Group, Inc.
753,000 8.500%,  5/15/2030
e
797,246
992,000 6.625%,  4/15/2031
e
996,213
1,000,000 6.625%,  6/1/2032
e
1,001,372
First Eagle Holdings, Inc.
1,437,000 7.250%,  8/15/2032
e
1,453,777
FirstCash, Inc.
1,885,000 5.625%,  1/1/2030
e
1,855,674
1,197,000 6.125%,  5/1/2034
e
1,179,995
Freedom Mortgage Holdings, LLC
1,549,000 9.250%,  2/1/2029
e
1,591,926
959,000 6.875%,  5/1/2031
e
924,464
Principal
Amount Long-Term Fixed Income  94.8% Value
Financials 13.1% - continued
$ 964,000 9.125%,  5/15/2031
e
$ 988,231
479,000 8.000%,  2/1/2032
e
475,252
918,000 8.375%,  4/1/2032
e
922,038
960,000 7.875%,  4/1/2033
e
925,846
FTAI Aviation Investors, LLC
1,010,000 5.500%,  5/1/2028
e
1,006,645
1,307,000 7.000%,  5/1/2031
e
1,343,319
1,127,000 7.000%,  6/15/2032
e
1,150,694
GGAM Finance, Ltd.
996,000 8.000%,  6/15/2028
e
1,030,257
12,000 6.875%,  4/15/2029
e
12,195
2,401,000 5.875%,  3/15/2030
e
2,385,994
Global Aircraft Leasing Company,
Ltd.
2,345,000 8.750%,  9/1/2027
e,f
2,382,342
Global Net Lease, Inc.
631,000 4.500%,  9/30/2028
e
616,173
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
734,000 3.750%,  12/15/2027
e
717,030
goeasy, Ltd.
1,191,000 9.250%,  12/1/2028
e
1,176,948
482,000 7.625%,  7/1/2029
e
457,648
1,920,000 6.875%,  2/15/2031
e,f
1,717,225
Howard Hughes Corporation
316,000 4.125%,  2/1/2029
e
304,594
717,000 5.875%,  3/1/2032
e
700,369
HSBC Holdings plc
250,000 6.750%,  11/18/2032
b,h
248,148
HUB International, Ltd.
1,490,000 7.250%,  6/15/2030
e
1,534,207
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,131,000 5.250%,  5/15/2027 3,110,987
Jane Street Group/JSG Finance,
Inc.
1,559,000 4.500%,  11/15/2029
e
1,512,582
579,000 7.125%,  4/30/2031
e
597,541
966,000 6.125%,  11/1/2032
e
961,169
2,420,000 6.750%,  5/1/2033
e,f
2,466,268
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
1,847,000 6.625%,  10/15/2031
e
1,814,056
Jefferson Capital Holdings, LLC
798,000 6.000%,  8/15/2026
e
796,366
1,028,000 9.500%,  2/15/2029
e
1,071,727
473,000 8.250%,  5/15/2030
e,f
493,905
Liberty Mutual Group, Inc.
543,000 4.125%,  12/15/2051
b,e
539,369
MPT Operating Partnership, LP/
MPT Finance Corporation
1,527,000 8.500%,  2/15/2032
e
1,551,905
Navient Corporation
578,000 5.000%,  3/15/2027 575,421
316,000 5.500%,  3/15/2029
f
302,660
OneMain Finance Corporation
1,919,000 6.750%,  3/15/2032 1,909,701
4,085,000 7.125%,  9/15/2032 4,127,770
957,000 6.750%,  9/15/2033 941,574
Osaic Holdings, Inc.
868,000 6.750%,  8/1/2032
e
871,104

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Financials 13.1% - continued
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
$ 2,286,000 4.875%,  5/15/2029
e
$ 2,228,129
PennyMac Financial Services, Inc.
480,000 7.125%,  11/15/2030
e
478,502
1,443,000 6.875%,  5/15/2032
e
1,379,358
661,000 6.875%,  2/15/2033
e
627,188
480,000 6.750%,  2/15/2034
e
445,212
Phoenix Aviation Capital, Ltd.
1,538,000 9.250%,  7/15/2030
e
1,592,333
PRA Group, Inc.
1,436,000 8.875%,  1/31/2030
e
1,478,579
RHP Hotel Properties, LP/RHP
Finance Corporation
965,000 4.500%,  2/15/2029
e
942,703
239,000 5.750%,  3/15/2034
e
234,048
Rithm Capital Corporation
480,000 8.000%,  4/1/2029
e
483,736
1,672,000 8.000%,  7/15/2030
e
1,672,096
958,000 8.500%,  6/1/2031
e
960,339
RLJ Lodging Trust, LP
886,000 4.000%,  9/15/2029
e
843,946
Rocket Companies, Inc.
506,000 6.500%,  8/1/2029
e
512,646
933,000 6.125%,  8/1/2030
e
940,564
239,000 6.125%,  8/1/2031
e
240,089
481,000 7.125%,  2/1/2032
e
492,999
1,442,000 6.375%,  8/1/2033
e
1,450,569
239,000 6.500%,  6/15/2034
e
240,889
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
1,800,000 3.875%,  3/1/2031
e
1,667,550
624,000 4.000%,  10/15/2033
e
551,094
Ryan Specialty, LLC
481,000 4.375%,  2/1/2030
e
464,426
1,471,000 5.875%,  8/1/2032
e
1,450,766
SLM Corporation
470,000 6.500%,  1/31/2030 475,391
958,000 6.495%,  5/15/2032
b
954,569
Societe Generale SA
963,000 10.000%,  11/14/2028
b,e,h
1,044,791
Starwood Property Trust, Inc.
1,440,000 5.250%,  10/15/2028
e
1,427,168
952,000 6.500%,  10/15/2030
e
965,116
479,000 6.125%,  6/1/2031
e
477,866
Stonebriar ABF Issuer, LLC
767,000 8.125%,  12/15/2030
e
798,580
957,000 7.000%,  8/15/2031
e
957,722
Stonex Escrow Issuer, LLC
2,143,000 6.875%,  7/15/2032
e
2,175,274
Sumisho Air Lease Corporation
713,000 8.256%,  9/15/2026
b,h
714,758
Synchrony Financial
1,011,000 7.250%,  2/2/2033 1,039,071
United Wholesale Mortgage, LLC
2,151,000 5.500%,  4/15/2029
e
2,008,889
Vornado Realty, LP
479,000 5.750%,  2/1/2033 474,943
XHR, LP
961,000 4.875%,  6/1/2029
e,f
936,232
Principal
Amount Long-Term Fixed Income  94.8% Value
Financials 13.1% - continued
$ 482,000 6.625%,  5/15/2030
e
$ 492,282
Total 118,848,463
Technology 10.3%
Amentum Holdings, Inc.
1,518,000 7.250%,  8/1/2032
e
1,559,583
APLD ComputeCo 2, LLC
1,891,000 6.750%,  3/15/2031
e
1,848,469
APLD ComputeCo 3, LLC
2,134,000 7.000%,  6/15/2031
e
2,081,237
APLD ComputeCo, LLC
2,586,000 9.250%,  12/15/2030
e
2,748,287
AthenaHealth Group, Inc.
718,000 7.500%,  2/15/2032
e
736,108
Block, Inc.
960,000 5.625%,  8/15/2030
e
955,089
712,000 3.500%,  6/1/2031 649,153
3,056,000 6.500%,  5/15/2032 3,087,489
960,000 6.000%,  8/15/2033
e
952,021
CACI International, Inc.
638,000 6.375%,  6/15/2033
e
642,937
Cipher Compute, LLC
1,522,000 7.125%,  11/15/2030
e
1,552,457
Cloud Software Group, LLC
5,818,000 6.500%,  3/31/2029
e
5,685,135
3,591,000 9.000%,  9/30/2029
e
3,518,288
Coherent Corporation
965,000 5.000%,  12/15/2029
e
944,241
Core Scientific Finance I, LLC
2,155,000 7.750%,  5/15/2031
e
2,110,230
CoreLogic, Inc.
960,000 9.000%,  8/1/2031
e
946,580
CoreWeave, Inc.
1,289,000 9.250%,  6/1/2030
e
1,204,643
1,440,000 9.000%,  2/1/2031
e,f
1,299,879
1,436,000 9.750%,  10/1/2031
e
1,302,973
718,000 9.625%,  7/15/2032
e
642,632
Diebold Nixdorf, Inc.
972,000 7.750%,  3/31/2030
e
1,009,051
Edged Compute, LLC
958,000 7.500%,  4/30/2031
e,f
908,084
Elk Grove Village Property, LLC
958,000 7.500%,  6/15/2031
e
922,796
Everforth, Inc.
475,000 4.625%,  5/15/2028
e,f
453,416
Fair Isaac Corporation
1,682,000 6.000%,  5/15/2033
e
1,627,935
950,000 6.250%,  9/15/2034
e
917,749
Flash Compute, LLC
1,530,000 7.250%,  12/31/2030
e
1,545,028
Galaxy Helios Data Centers II, LLC
1,436,000 9.875%,  8/1/2031
e
1,439,906
Gen Digital, Inc.
2,136,000 7.125%,  9/30/2030
e
2,168,457
481,000 6.250%,  4/1/2033
e
473,496
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
964,000 3.500%,  3/1/2029
e
901,960
ION Platform Finance US, Inc.
1,853,000 7.875%,  9/30/2032
e
1,467,600
ION Platform Finance US, Inc./ION
Platform Finance SARL
1,439,000 9.500%,  5/30/2029
e
1,361,644

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Technology 10.3% - continued
Iron Mountain, Inc.
$ 765,000 5.000%,  7/15/2028
e
$ 757,593
2,130,000 4.875%,  9/15/2029
e
2,078,093
1,593,000 5.250%,  7/15/2030
e
1,556,698
2,663,000 4.500%,  2/15/2031
e
2,520,380
958,000 6.250%,  1/15/2035
e
945,942
Meridian Arc Holdco, LLC
3,816,000 6.250%,  4/30/2031
e
3,666,538
NCR Atleos Corporation
797,000 9.500%,  4/1/2029
e
845,254
NCR Voyix Corporation
1,147,000 5.000%,  10/1/2028
e
1,111,079
902,000 5.125%,  4/15/2029
e
874,597
Neptune Bidco US, Inc.
2,705,000 9.290%,  4/15/2029
e
2,755,972
719,000 10.375%,  5/15/2031
e
752,753
1,341,000 9.500%,  2/15/2033
e,f
1,366,042
Open Text Corporation
2,201,000 3.875%,  12/1/2029
e
2,024,361
Open Text Holdings, Inc.
2,601,000 4.125%,  2/15/2030
e
2,399,529
PR RNO Property Owner 1, LLC
3,090,000 6.500%,  5/1/2031
e
2,909,603
RingCentral, Inc.
1,797,000 8.500%,  8/15/2030
e
1,874,666
Rocket Software, Inc.
1,192,000 9.000%,  11/28/2028
e
1,179,826
Sabre GLBL, Inc.
1,722,000 11.125%,  7/15/2030
e
1,657,425
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
2,059,000 6.750%,  8/15/2032
e
2,061,916
SS&C Technologies, Inc.
1,191,000 6.500%,  6/1/2032
e
1,199,812
Stingray Compute, LLC
1,178,000 6.000%,  6/15/2031
e
1,149,229
SV RNO Property Owner 1, LLC
2,763,000 5.875%,  3/1/2031
e
2,565,710
UKG, Inc.
2,069,000 6.875%,  2/1/2031
e
2,027,130
Viavi Solutions, Inc.
1,123,000 3.750%,  10/1/2029
e
1,059,510
WULF Compute, LLC
959,000 7.750%,  10/15/2030
e
996,369
Xerox Corporation
948,000 10.250%,  10/15/2030
e,f
855,570
Yondr JK 1, LLC
478,000 6.875%,  6/30/2031
e
455,254
Total 93,311,404
Transportation 2.4%
Allegiant Travel Company
1,428,000 7.125%,  7/1/2031
e
1,446,961
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,903,939 5.750%,  4/20/2029
e
1,893,469
Avianca Midco 2 plc
2,296,000 9.625%,  2/14/2030
e
2,217,752
1,000,000 9.500%,  1/28/2031
e
933,993
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
529,000 5.375%,  3/1/2029
e
515,009
718,000 8.000%,  2/15/2031
e,f
716,909
Principal
Amount Long-Term Fixed Income  94.8% Value
Transportation 2.4% - continued
Carrix, Inc.
$ 2,378,000 6.125%,  8/1/2033
e
$ 2,367,017
DCLI Bidco, LLC
1,577,000 7.750%,  11/15/2029
e
1,619,981
Rand Parent, LLC
2,376,000 8.500%,  2/15/2030
e
2,435,733
RXO, Inc.
1,197,000 6.375%,  5/15/2031
e
1,194,442
Star Leasing Company, LLC
713,000 7.625%,  2/15/2030
e
694,064
Stena International SA
1,593,000 7.250%,  1/15/2031
e
1,621,398
Stonepeak Nile Parent, LLC
472,000 7.250%,  3/15/2032
e
486,515
United Airlines Holdings, Inc.
718,000 4.875%,  3/1/2029 707,007
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
1,905,000 9.500%,  6/1/2028
e,f
1,934,535
782,000 6.375%,  2/1/2030
e,f
737,891
Total 21,522,676
Utilities 3.6%
AES Corporation
1,439,000 7.600%,  1/15/2055
b
1,462,971
479,000 6.950%,  7/15/2055
b
470,403
Algonquin Power & Utilities
Corporation
3,772,000 4.750%,  1/18/2082
b
3,736,946
Alpha Generation, LLC
687,000 6.750%,  10/15/2032
e
692,989
Dominion Energy, Inc.
482,000 6.875%,  2/1/2055
b
492,899
482,000 7.000%,  6/1/2054
b
502,892
Duke Energy Corporation
474,000 6.450%,  9/1/2054
b
485,455
Emera US Finance, LLC
479,000 6.850%,  10/1/2056
b
482,655
Hawaiian Electric Company, Inc.
480,000 6.000%,  10/1/2033
e,f
470,881
Long Ridge Energy, LLC
2,158,000 8.750%,  2/15/2032
e
2,234,024
NRG Energy, Inc.
3,494,000 5.750%,  1/15/2034
e
3,402,818
1,916,000 5.875%,  5/15/2034
e
1,880,937
1,155,000 6.250%,  11/1/2034
e
1,151,956
1,916,000 6.125%,  5/15/2036
e
1,891,294
PacifiCorp
958,000 7.125%,  8/15/2056
b
943,191
PG&E Corporation
958,000 7.375%,  3/15/2055
b
972,771
742,000 5.000%,  7/1/2028 734,997
Talen Energy Supply, LLC
1,437,000 6.250%,  2/1/2034
e
1,409,425
480,000 6.500%,  2/1/2036
e
474,012
TerraForm Power Operating, LLC
3,293,000 5.000%,  1/31/2028
e
3,258,036
Topaz Solar Farms, LLC
935,196 4.875%,  9/30/2039
e
818,297
TransAlta Corporation
1,424,000 5.875%,  2/1/2034 1,388,175
Vistra Corporation
965,000 8.000%,  10/15/2026
b,e,h
969,425

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.8% Value
Utilities 3.6% - continued
$ 1,859,000 7.000%,  12/15/2026
b,e,h
$ 1,868,935
Total 32,196,384
Total Long-Term Fixed Income
(cost $863,752,809) 859,084,928
Shares
Collateral Held for Securities
Loaned 7.4% Value
67,499,311 Thrivent Cash Management Trust 67,499,311
Total Collateral Held for
Securities Loaned
(cost $67,499,311) 67,499,311
Shares
Registered Investment
Companies   0.6% Value
U.S. Unaffiliated   0.6%
144,000 iShares Broad USD High Yield
Corporate Bond ETF 5,296,320
Total 5,296,320
Total Registered Investment
Companies (cost $5,306,400) 5,296,320
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
24,698,246 3.619%
i
24,698,246
Total Short-Term Investments
(cost $24,698,246) 24,698,246
Total Investments (cost
$971,071,225) 106.6% $966,248,000
Other Assets and Liabilities, Net
(6.6%) (59,994,683)
Total Net Assets 100.0% $906,253,317
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $750,103,139 or 82.8%
of total net assets.
f All or a portion of the security is on loan.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2026.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by High Yield Bond Fund as of July
31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 64,604,182
Total lending $64,604,182
Gross amount payable upon return of
collateral for securities loaned $67,499,311
Net amounts due to counterparty $2,895,129
Definitions:
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing High Yield Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 3,792,742 – 3,792,742 –
Consumer Cyclical 1,904,923 – 1,904,923 –
Consumer Non-Cyclical 2,979,450 – 2,979,450 –
Transportation 992,080 – 992,080 –
Long-Term Fixed Income
Basic Materials 53,765,266 – 53,765,266 –
Capital Goods 95,591,511 – 95,591,511 –
Communications Services 96,529,805 – 96,529,805 –
Consumer Cyclical 153,788,579 – 153,788,579 –
Consumer Non-Cyclical 92,336,334 – 92,336,334 –
Energy 101,194,506 – 101,194,506 –
Financials 118,848,463 – 118,848,463 –
Technology 93,311,404 – 93,311,404 –
Transportation 21,522,676 – 21,522,676 –
Utilities 32,196,384 – 32,196,384 –
Registered Investment Companies
U.S. Unaffiliated 5,296,320 5,296,320 – –
Short-Term Investments 24,698,246 24,698,246 – –
Subtotal Investments in Securities $898,748,689 $29,994,566 $868,754,123 $–
Other Investments  * Total
Collateral Held for Securities Loaned 67,499,311
Subtotal Other Investments $67,499,311
Total Investments at Value $966,248,000
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Bond Fund, is as follows:
Fund
Value
3/4/2026
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $169,508 $102,009 $67,499 67,499 7.4%
Total Collateral Held for Securities Loaned – 67,499 7.4
Total Value $– $67,499
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
3/4/2026
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $130
Total Affiliated Income from Securities Loaned, Net $130
Total $– $– $–

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.3% Value
Basic Materials 1.6%
Anglo American Capital plc
$ 1,800,000 5.250%,  3/19/2036
a
$ 1,746,627
ArcelorMittal SA
2,050,000 5.375%,  5/19/2036
b
1,995,021
Dow Chemical Company
2,800,000 3.600%,  11/15/2050 1,801,435
Ecolab, Inc.
2,800,000 5.150%,  6/15/2033 2,795,346
LYB International Finance III, LLC
3,750,000 3.375%,  10/1/2040 2,696,685
Nutrien, Ltd.
1,650,000 5.350%,  5/29/2036 1,614,739
Smurfit Kappa Treasury, ULC
2,650,000 5.777%,  4/3/2054 2,526,547
SNF Group SACA
1,550,000 5.626%,  3/31/2031
a
1,555,379
United States Steel Corporation
1,250,000 5.700%,  8/1/2036
a
1,224,428
Vale Overseas, Ltd.
2,800,000 3.750%,  7/8/2030 2,663,788
Total 20,619,995
Capital Goods 3.3%
Amphenol Corporation
3,290,000 5.300%,  11/15/2055 2,968,245
Amrize Finance US, LLC
1,857,000 5.400%,  4/7/2035 1,847,585
BAE Systems plc
1,050,000 5.500%,  3/26/2054
a
993,916
1,500,000 5.250%,  3/26/2031
a
1,518,913
Boeing Company
500,000 6.858%,  5/1/2054 535,633
2,350,000 5.930%,  5/1/2060 2,194,054
1,250,000 5.040%,  5/1/2027 1,253,685
1,125,000 5.150%,  5/1/2030 1,130,603
1,325,000 6.388%,  5/1/2031 1,393,901
250,000 6.528%,  5/1/2034 267,738
1,866,000 3.300%,  3/1/2035 1,581,765
2,304,000 5.705%,  5/1/2040 2,276,521
Booz Allen Hamilton, Inc.
1,410,000 5.375%,  1/30/2030
c
1,409,918
Carrier Global Corporation
900,000 2.722%,  2/15/2030 836,414
Deere & Company
500,000 5.700%,  1/19/2055 487,421
GE Vernova, Inc.
469,000 5.500%,  2/4/2056 432,500
Honeywell Aerospace, Inc.
2,300,000 4.600%,  3/16/2033
a
2,223,633
1,877,000 5.622%,  3/16/2046
a
1,789,396
Howmet Aerospace, Inc.
931,000 4.550%,  11/15/2032 902,732
1,868,000 4.750%,  4/15/2036 1,777,991
John Deere Capital Corporation
50,000 5.150%,  9/8/2033 50,290
Lockheed Martin Corporation
1,000,000 5.200%,  2/15/2064 870,479
942,000 6.150%,  9/1/2036 1,003,966
Martin Marietta Materials, Inc.
1,410,000 5.150%,  12/1/2034 1,379,678
Northrop Grumman Corporation
1,000,000 5.200%,  6/1/2054
b
885,412
250,000 4.700%,  3/15/2033 243,911
Principal
Amount Long-Term Fixed Income  98.3% Value
Capital Goods 3.3% - continued
$ 3,800,000 3.850%,  4/15/2045 $ 2,890,212
Republic Services, Inc.
250,000 5.000%,  12/15/2033 248,354
RTX Corporation
595,000 6.400%,  3/15/2054 621,051
4,710,000 4.500%,  6/1/2042 4,059,320
Trane Technologies Financing, Ltd.
1,866,000 5.100%,  6/13/2034 1,848,884
Waste Connections, Inc.
250,000 3.200%,  6/1/2032 227,575
1,175,000 4.800%,  7/15/2036 1,122,698
Total 43,274,394
Communications Services 8.2%
American Tower Corporation
350,000 1.450%,  9/15/2026 348,889
250,000 5.500%,  3/15/2028 252,830
1,000,000 5.800%,  11/15/2028 1,021,638
690,000 3.800%,  8/15/2029 669,492
2,079,000 5.000%,  1/31/2030 2,080,199
AppLovin Corporation
4,685,000 5.375%,  12/1/2031 4,690,236
AT&T, Inc.
2,805,000 5.700%,  3/1/2057 2,486,364
1,500,000 6.050%,  8/15/2056 1,356,718
3,398,000 3.500%,  9/15/2053 2,052,643
2,500,000 3.550%,  9/15/2055 1,499,457
2,850,000 6.200%,  10/30/2056
b
2,637,951
3,430,000 4.900%,  8/15/2037 3,162,835
Bell Telephone Company of
Canada
200,000 5.100%,  5/11/2033 196,255
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
750,000 6.700%,  12/1/2055
b
661,932
750,000 6.550%,  6/1/2034 741,577
1,810,000 5.850%,  12/1/2035 1,690,137
4,685,000 3.500%,  6/1/2041 3,169,858
Comcast Corporation
2,306,000 5.350%,  5/15/2053 1,877,346
1,000,000 6.050%,  5/15/2055
b
904,483
1,500,000 5.650%,  6/1/2054
b
1,277,448
225,000 3.400%,  4/1/2030 211,948
3,266,000 4.750%,  3/1/2044
b
2,633,165
Crown Castle, Inc.
2,308,000 4.900%,  9/1/2029 2,301,550
5,600,000 5.800%,  3/1/2034 5,642,444
Deutsche Telekom International
Finance BV
6,168,000 8.750%,  6/15/2030 6,866,449
Meta Platforms, Inc.
1,403,000 5.600%,  5/15/2053 1,173,493
2,800,000 6.300%,  5/15/2056 2,569,616
2,741,000 5.400%,  8/15/2054 2,231,262
1,000,000 5.550%,  8/15/2064 799,762
1,000,000 5.625%,  11/15/2055 836,365
2,826,000 5.500%,  11/15/2045 2,444,569
Omnicom Group, Inc.
500,000 4.200%,  6/1/2030 485,613
Orange SA
4,665,000 4.250%,  1/13/2031
a
4,502,070

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Communications Services 8.2% - continued
SBA Communications Corporation
$ 3,750,000 5.150%,  7/15/2031 $ 3,721,270
SoftBank Corporation
2,800,000 5.332%,  7/9/2035
a,b
2,704,261
Sopaipilla Investor, LLC
1,175,000 7.534%,  11/30/2048
a
1,217,868
Space Exploration Technologies
Corporation
4,250,000 5.350%,  7/15/2031
a
4,136,650
4,000,000 5.650%,  7/15/2033
a
3,832,108
Sprint Capital Corporation
600,000 6.875%,  11/15/2028 626,258
4,419,000 8.750%,  3/15/2032 5,142,015
Take-Two Interactive Software, Inc.
1,859,000 5.600%,  6/12/2034
b
1,872,811
T-Mobile USA, Inc.
500,000 5.500%,  1/15/2055 429,863
1,000,000 5.250%,  6/15/2055 827,137
3,933,000 3.600%,  11/15/2060 2,351,160
500,000 5.125%,  5/15/2032 496,936
2,808,000 4.950%,  11/15/2035 2,660,847
Verizon Communications, Inc.
1,367,000 5.875%,  11/30/2055 1,248,794
1,833,000 6.000%,  11/30/2065 1,663,880
338,000 4.780%,  2/15/2035 319,331
900,000 5.250%,  4/2/2035 877,412
2,310,000 5.000%,  1/15/2036 2,191,171
1,090,000 5.401%,  7/2/2037 1,055,591
Walt Disney Company
4,686,000 4.625%,  3/14/2036 4,445,991
Total 107,297,948
Consumer Cyclical 4.9%
Amazon.com, Inc.
2,825,000 5.100%,  7/9/2033 2,798,751
Best Buy Company, Inc.
250,000 1.950%,  10/1/2030 221,621
Block Financial, LLC
3,751,000 5.375%,  9/15/2032
b
3,677,878
CBRE Services, Inc.
2,334,000 4.900%,  1/15/2033 2,270,536
Ford Motor Credit Company, LLC
3,684,000 2.900%,  2/10/2029 3,458,975
3,750,000 7.200%,  6/10/2030 3,923,913
General Motors Financial
Company, Inc.
2,757,000 5.450%,  7/15/2030 2,791,955
350,000 5.750%,  2/8/2031 357,200
1,159,000 5.625%,  4/4/2032 1,176,452
1,000,000 5.950%,  4/4/2034 1,018,472
1,609,000 5.450%,  1/8/2036
b
1,571,550
GLP Capital, LP
3,646,000 5.750%,  6/1/2028 3,674,581
Home Depot, Inc.
500,000 5.300%,  6/25/2054 449,820
500,000 5.400%,  6/25/2064 448,812
1,509,000 4.250%,  4/1/2046 1,204,735
Hyundai Capital America
3,525,000 1.800%,  1/10/2028
a
3,379,190
500,000 6.500%,  1/16/2029
a
516,723
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
200,393
Principal
Amount Long-Term Fixed Income  98.3% Value
Consumer Cyclical 4.9% - continued
Las Vegas Sands Corporation
$ 942,000 5.900%,  6/1/2027 $ 949,773
3,252,000 5.625%,  6/15/2028 3,281,487
Lennar Corporation
2,801,000 5.200%,  7/30/2030 2,814,092
Lowe's Companies, Inc.
1,872,000 5.625%,  4/15/2053
b
1,716,742
McDonald's Corporation
2,676,000 4.450%,  3/1/2047 2,159,481
Meritage Homes Corporation
2,809,000 5.650%,  3/15/2035 2,788,016
Stellantis Finance US, Inc.
800,000 6.450%,  3/18/2035
a,b
778,889
Stellantis Financial Services US
Corporation
1,300,000 5.400%,  9/15/2030
a
1,264,882
2,800,000 5.800%,  6/15/2031
a
2,746,830
Toyota Motor Credit Corporation
2,820,000 5.000%,  7/8/2033 2,782,166
Uber Technologies, Inc.
2,810,000 4.800%,  9/15/2034 2,690,026
2,827,000 4.800%,  9/15/2035 2,678,853
VICI Properties, LP/VICI Note
Company, Inc.
2,683,000 5.750%,  2/1/2027
a
2,689,769
1,354,000 4.125%,  8/15/2030
a
1,286,881
Total 63,769,444
Consumer Non-Cyclical 12.6%
Abbott Laboratories
2,350,000 5.500%,  3/15/2056 2,190,092
3,988,000 4.300%,  3/15/2033 3,821,314
1,750,000 4.750%,  11/30/2036 1,671,611
175,000 6.000%,  4/1/2039 183,578
AbbVie, Inc.
900,000 5.400%,  3/15/2054 823,735
1,250,000 5.500%,  3/15/2064 1,136,169
1,410,000 4.125%,  3/15/2031 1,366,874
3,685,000 4.400%,  3/15/2033 3,551,304
6,023,000 4.500%,  5/14/2035 5,691,651
2,800,000 5.350%,  3/15/2044 2,628,879
Altria Group, Inc.
1,847,000 6.875%,  11/1/2033 2,014,073
Amgen, Inc.
1,000,000 5.650%,  2/19/2056 933,306
2,806,000 5.600%,  3/2/2043 2,689,591
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
3,702,000 4.700%,  2/1/2036 3,521,387
Anheuser-Busch InBev Worldwide,
Inc.
3,835,000 5.450%,  1/23/2039 3,802,630
2,304,000 5.550%,  1/23/2049 2,172,747
AstraZeneca Finance, LLC
3,742,000 4.300%,  3/2/2033 3,587,310
1,404,000 4.600%,  3/2/2036 1,331,982
BAT Capital Corporation
500,000 7.750%,  10/19/2032 563,964
5,158,000 7.079%,  8/2/2043 5,558,520
Becton, Dickinson and Company
3,565,000 3.794%,  5/20/2050 2,445,701
750,000 2.823%,  5/20/2030 694,946

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Consumer Non-Cyclical 12.6% - continued
Bio-Rad Laboratories, Inc.
$ 250,000 3.300%,  3/15/2027 $ 248,122
Bristol-Myers Squibb Company
3,680,000 3.550%,  3/15/2042 2,821,666
Bunge, Ltd. Finance Corporation
3,320,000 3.200%,  4/21/2031 3,071,243
945,000 4.650%,  9/17/2034 899,568
Cencora, Inc.
2,809,000 4.250%,  11/15/2030 2,729,439
3,749,000 4.600%,  2/13/2033
b
3,627,070
600,000 5.150%,  2/15/2035 589,855
Cigna Group
500,000 5.600%,  2/15/2054 461,179
255,000 2.400%,  3/15/2030 233,978
4,000,000 4.875%,  9/15/2032 3,942,100
5,604,000 5.250%,  1/15/2036 5,495,183
Conagra Brands, Inc.
1,250,000 1.375%,  11/1/2027 1,199,033
Constellation Brands, Inc.
500,000 4.800%,  1/15/2029 500,192
400,000 3.150%,  8/1/2029 380,835
690,000 2.875%,  5/1/2030 639,751
300,000 4.900%,  5/1/2033 292,263
CVS Health Corporation
1,000,000 6.050%,  6/1/2054 952,407
192,000 4.300%,  3/25/2028 190,835
1,837,000 5.450%,  9/15/2035 1,818,030
3,336,000 4.780%,  3/25/2038 3,045,840
4,140,000 6.000%,  6/1/2044 3,995,825
1,798,000 5.125%,  7/20/2045 1,562,603
Eli Lilly & Company
1,000,000 5.000%,  2/9/2054 873,207
1,393,000 5.500%,  2/12/2055 1,310,728
1,397,000 4.950%,  2/27/2063 1,173,556
2,800,000 4.650%,  5/20/2033 2,743,086
General Mills, Inc.
948,000 4.950%,  3/29/2033 928,283
Gilead Sciences, Inc.
1,650,000 4.600%,  5/20/2031 1,630,091
200,000 5.250%,  10/15/2033 201,880
Hasbro, Inc.
693,000 4.650%,  3/12/2031 679,083
HCA, Inc.
500,000 5.950%,  9/15/2054 465,084
2,830,000 5.250%,  3/1/2030 2,851,338
3,276,000 3.500%,  9/1/2030 3,087,962
2,807,000 4.600%,  11/15/2032 2,699,032
1,358,000 5.450%,  9/15/2034 1,348,811
1,000,000 5.750%,  3/1/2035 1,008,280
Illumina, Inc.
750,000 4.650%,  9/9/2026 750,233
Imperial Brands Finance plc
2,725,000 3.875%,  7/26/2029
a
2,643,103
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
2,811,000 6.375%,  4/15/2066 2,622,674
600,000 3.625%,  1/15/2032 550,459
2,750,000 5.950%,  4/20/2035 2,778,375
Kimberly-Clark Corporation
2,750,000 3.900%,  5/4/2047 2,082,074
Kraft Heinz Foods Company
500,000 6.750%,  3/15/2032 536,772
Principal
Amount Long-Term Fixed Income  98.3% Value
Consumer Non-Cyclical 12.6% - continued
$ 1,850,000 5.000%,  6/4/2042 $ 1,600,022
389,000 4.375%,  6/1/2046 299,382
Mars, Inc.
2,710,000 5.650%,  5/1/2045
a
2,589,120
Medtronic Global Holdings SCA
200,000 4.500%,  3/30/2033 193,114
Merck & Company, Inc.
3,722,000 5.550%,  12/4/2055
b
3,471,760
Novartis Capital Corporation
2,828,000 4.700%,  9/18/2054 2,364,138
Pfizer Investment Enterprises,
Private Ltd.
2,000,000 5.300%,  5/19/2053 1,793,878
1,833,000 5.110%,  5/19/2043 1,672,543
Philip Morris International, Inc.
150,000 4.875%,  2/15/2028 150,642
250,000 5.625%,  11/17/2029 256,062
853,000 5.500%,  9/7/2030 871,924
250,000 5.750%,  11/17/2032 258,693
2,804,000 5.375%,  2/15/2033 2,835,719
750,000 5.250%,  2/13/2034 749,864
Roche Holdings, Inc.
750,000 5.218%,  3/8/2054
a
682,645
725,000 2.076%,  12/13/2031
a
631,167
1,800,000 4.666%,  12/2/2035
a
1,725,605
Royalty Pharma plc
2,349,000 5.150%,  9/2/2029 2,370,101
1,871,000 5.200%,  9/25/2035 1,821,770
Stryker Corporation
2,325,000 5.200%,  2/10/2035 2,305,621
Takeda Pharmaceutical Company,
Ltd.
1,300,000 5.650%,  7/5/2054 1,211,933
2,784,000 5.650%,  7/5/2044 2,663,059
Takeda US Financing, Inc.
200,000 5.200%,  7/7/2035 195,959
Teva Pharmaceutical Finance
Netherlands III BV
1,900,000 4.100%,  10/1/2046 1,400,236
Thermo Fisher Scientific, Inc.
1,856,000 4.902%,  2/12/2036 1,794,379
Tyson Foods, Inc.
1,627,000 4.950%,  2/20/2036 1,551,606
Wyeth, LLC
2,343,000 6.500%,  2/1/2034 2,518,660
Zoetis, Inc.
350,000 5.600%,  11/16/2032 358,411
Total 164,380,505
Energy 5.7%
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
2,800,000 5.000%,  6/15/2036 2,687,668
Boardwalk Pipelines, LP
3,766,000 5.375%,  2/15/2036 3,671,517
BP Capital Markets America, Inc.
4,853,000 2.939%,  6/4/2051 2,926,182
750,000 4.812%,  2/13/2033 734,508
250,000 5.227%,  11/17/2034
b
249,919
Cheniere Energy Partners, LP
500,000 3.250%,  1/31/2032 452,372
750,000 5.950%,  6/30/2033 772,283

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Energy 5.7% - continued
Cheniere Energy, Inc.
$ 952,000 5.650%,  4/15/2034 $ 961,299
Columbia Pipelines Holding
Company, LLC
750,000 6.042%,  8/15/2028
a
766,933
Columbia Pipelines Operating
Company, LLC
465,000 5.927%,  8/15/2030
a
479,986
950,000 5.507%,  5/15/2036
a
933,704
Continental Resources, Inc.
3,273,000 2.268%,  11/15/2026
a
3,250,046
Eastern Energy Gas Holdings, LLC
3,734,000 5.800%,  1/15/2035 3,792,034
Enbridge, Inc.
750,000 5.950%,  4/5/2054 717,283
250,000 5.700%,  3/8/2033 254,971
Energy Transfer, LP
500,000 5.950%,  5/15/2054 459,230
500,000 6.050%,  9/1/2054 464,389
795,000 4.000%,  10/1/2027 789,531
2,000,000 5.150%,  2/1/2043 1,744,174
3,565,000 6.000%,  6/15/2048 3,331,463
Exxon Mobil Corporation
2,625,000 3.452%,  4/15/2051 1,780,430
Kinder Morgan, Inc.
1,875,000 6.150%,  8/1/2056
c
1,824,363
MPLX, LP
2,784,000 4.800%,  2/15/2031 2,748,338
2,745,000 4.950%,  9/1/2032 2,699,069
949,000 5.000%,  3/1/2033 928,266
500,000 5.500%,  6/1/2034 497,979
2,328,000 5.300%,  4/1/2036 2,253,627
Occidental Petroleum Corporation
1,000,000 8.875%,  7/15/2030 1,114,621
3,000,000 7.500%,  5/1/2031 3,281,907
1,900,000 7.950%,  6/15/2039 2,196,185
ONEOK, Inc.
2,379,000 5.700%,  11/1/2054 2,104,348
500,000 5.650%,  11/1/2028 508,534
2,338,000 4.750%,  10/15/2031 2,288,982
989,000 5.600%,  4/1/2044 897,516
Santos Finance, Ltd.
1,394,000 5.750%,  11/13/2035
a
1,377,094
Schlumberger Holdings
Corporation
65,000 4.300%,  5/1/2029
a
64,353
South Bow USA Infrastructure
Holdings, LLC
1,556,000 5.026%,  10/1/2029 1,551,245
912,000 5.584%,  10/1/2034 895,906
TotalEnergies Capital SA
1,500,000 5.488%,  4/5/2054 1,381,361
100,000 5.275%,  9/10/2054 89,268
TotalEnergies Capital USA, LLC
1,250,000 4.569%,  1/13/2033 1,212,207
TransCanada PipeLines, Ltd.
1,270,000 6.375%,  10/17/2056
b,d
1,273,824
Var Energi ASA
1,300,000 5.875%,  5/22/2030
a
1,326,577
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 530,554
2,783,000 4.800%,  3/1/2031 2,730,171
935,000 6.150%,  4/1/2033 961,700
Principal
Amount Long-Term Fixed Income  98.3% Value
Energy 5.7% - continued
$ 700,000 5.700%,  7/1/2036 $ 690,997
Williams Companies, Inc.
1,000,000 4.900%,  3/15/2029 1,002,194
3,310,000 7.500%,  1/15/2031
b
3,647,346
500,000 2.600%,  3/15/2031 448,333
1,179,000 5.600%,  3/15/2035 1,180,445
Total 74,927,232
Financials 39.3%
200 Park Funding Trust
1,117,000 5.740%,  2/15/2055
a
1,050,110
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
600,000 5.750%,  6/6/2028 609,694
3,289,000 5.375%,  12/15/2031 3,301,780
2,075,000 4.750%,  1/15/2033 2,000,292
Agree, LP
1,866,000 5.625%,  6/15/2034 1,879,042
Aircastle, Ltd.
550,000 2.850%,  1/26/2028
a
533,618
Ally Financial, Inc.
5,171,000 8.000%,  11/1/2031 5,706,455
American Express Company
750,000 5.043%,  7/26/2028
d
753,431
250,000 5.085%,  1/30/2031
d
251,173
2,793,000 5.412%,  2/8/2041
d
2,727,364
American Homes 4 Rent, LP
1,470,000 4.950%,  6/15/2030 1,460,481
American International Group, Inc.
4,728,000 5.125%,  3/27/2033 4,693,054
Americold Realty Operating
Partnership, LP
2,804,000 5.600%,  5/15/2032 2,784,250
Ameriprise Financial, Inc.
950,000 4.800%,  6/15/2031 942,161
3,730,000 5.200%,  4/15/2035
b
3,660,698
ANZ Bank New Zealand, Ltd.
1,800,000 5.548%,  8/11/2032
a,d
1,807,945
Aon Global, Ltd.
1,374,000 4.600%,  6/14/2044 1,140,941
Aon North America, Inc.
2,366,000 5.750%,  3/1/2054 2,197,790
Apollo Debt Solutions BDC
417,000 5.200%,  12/8/2028
a
410,650
2,797,000 5.700%,  1/23/2031
a
2,722,475
2,816,000 6.700%,  7/29/2031 2,845,965
Arch Capital Group, Ltd.
1,650,000 5.950%,  6/15/2056 1,588,928
Ares Capital Corporation
2,198,000 5.875%,  3/1/2029 2,207,506
Ares Strategic Income Fund
4,499,000 5.450%,  9/9/2028 4,472,611
Arthur J. Gallagher & Company
460,000 6.750%,  2/15/2054 482,338
1,428,000 5.750%,  7/15/2054 1,322,891
Atlas Warehouse Lending
Company, LP
2,750,000 4.950%,  11/15/2030
a
2,686,953
Aviation Capital Group, LLC
1,356,000 5.125%,  4/10/2030
a
1,348,728
3,738,000 4.875%,  1/28/2033
a
3,588,898
Avolon Holdings Funding, Ltd.
1,200,000 4.950%,  1/15/2028
a
1,202,175

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
$ 3,275,000 5.750%,  3/1/2029
a
$ 3,325,632
3,749,000 5.375%,  5/30/2030
a
3,757,909
1,853,000 4.700%,  1/30/2031
a
1,804,487
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
202,520
Banco Santander SA
3,800,000 4.175%,  3/24/2028
d
3,787,484
400,000 6.921%,  8/8/2033 426,581
Bank of America Corporation
250,000 4.948%,  7/22/2028
d
250,700
1,634,000 5.202%,  4/25/2029
d
1,647,217
1,340,000 2.087%,  6/14/2029
d
1,276,791
1,000,000 5.819%,  9/15/2029
d
1,020,160
2,575,000 3.974%,  2/7/2030
d
2,518,019
1,250,000 5.162%,  1/24/2031
d
1,256,214
3,975,000 2.496%,  2/13/2031
d
3,651,596
4,700,000 1.922%,  10/24/2031
d
4,140,545
1,750,000 2.687%,  4/22/2032
d
1,569,686
750,000 2.572%,  10/20/2032
d
661,194
3,812,000 2.972%,  2/4/2033
d
3,402,157
3,121,000 4.571%,  4/27/2033
d
3,021,637
2,767,000 5.872%,  9/15/2034
d
2,845,928
4,741,000 5.425%,  8/15/2035
d
4,661,741
4,250,000 3.846%,  3/8/2037
d
3,906,981
Bank of Montreal
500,000 3.088%,  1/10/2037
d
442,898
Bank of New York Mellon
Corporation
100,000 4.596%,  7/26/2030
d
99,552
175,000 6.474%,  10/25/2034
d
187,108
Barclays plc
700,000 5.501%,  8/9/2028
d
705,107
3,440,000 4.972%,  5/16/2029
d
3,443,134
3,715,000 4.942%,  9/10/2030
d
3,695,955
2,800,000 5.746%,  8/9/2033
d
2,846,392
665,000 6.224%,  5/9/2034
d
688,157
500,000 7.119%,  6/27/2034
d
538,670
1,800,000 5.860%,  8/11/2046
d
1,720,445
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
2,050,000 5.400%,  6/3/2031
a
2,035,240
Belrose Funding Trust II
750,000 6.792%,  5/15/2055
a
745,553
Berkshire Hathaway Finance
Corporation
2,744,000 2.850%,  10/15/2050 1,651,510
BlackRock, Inc.
1,407,000 5.250%,  3/14/2054 1,253,059
Blackstone Private Credit Fund
2,800,000 5.600%,  11/22/2029 2,752,250
2,820,000 5.050%,  9/10/2030 2,695,835
Blackstone Reg Finance
Company, LLC
1,155,000 4.950%,  2/15/2036
b
1,099,778
Blue Owl Credit Income
Corporation
3,093,000 4.700%,  2/8/2027 3,081,166
Blue Owl Technology Finance
Corporation
500,000 6.100%,  3/15/2028
b
500,013
2,090,000 6.750%,  4/4/2029
b
2,086,844
2,806,000 6.125%,  1/23/2031
b
2,695,563
Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
BNP Paribas SA
$ 2,725,000 5.283%,  11/19/2030
a,d
$ 2,736,657
Brixmor Operating Partnership, LP
400,000 2.250%,  4/1/2028 384,927
Brookfield Asset Management,
Ltd.
471,000 6.077%,  9/15/2055 453,078
Brookfield Finance, Inc.
1,864,000 5.813%,  3/3/2055 1,719,774
Brown & Brown, Inc.
931,000 5.550%,  6/23/2035 912,908
Capital One Financial Corporation
250,000 3.273%,  3/1/2030
d
239,742
1,612,000 4.722%,  1/30/2032
b,d
1,576,321
250,000 6.700%,  11/29/2032 268,335
Charles Schwab Corporation
2,363,000 6.136%,  8/24/2034
d
2,467,931
3,766,000 4.914%,  11/14/2036
d
3,598,031
Chubb INA Holdings, LLC
1,175,000 5.300%,  5/20/2036 1,163,283
Citadel Finance, LLC
1,000,000 5.900%,  2/10/2030
a
1,003,383
Citadel, LP
2,327,000 6.375%,  1/23/2032
a
2,399,026
Citibank NA
500,000 5.570%,  4/30/2034 508,106
Citigroup, Inc.
950,000 3.070%,  2/24/2028
d
942,106
4,052,000 3.668%,  7/24/2028
d
4,013,186
2,164,000 3.520%,  10/27/2028
d
2,133,539
2,000,000 4.075%,  4/23/2029
d
1,977,649
4,244,000 4.952%,  5/7/2031
d
4,223,863
3,981,000 4.910%,  5/24/2033
d
3,917,815
2,833,000 6.174%,  5/25/2034
d
2,907,519
3,051,000 6.020%,  1/24/2036
d
3,088,413
1,262,000 5.174%,  9/11/2036
d
1,229,596
Commonwealth Bank of Australia
600,000 2.688%,  3/11/2031
a
538,065
COPT Defense Properties, LP
1,835,000 4.500%,  10/15/2030 1,791,911
Corebridge Financial, Inc.
1,400,000 6.375%,  9/15/2054
d
1,373,790
500,000 5.750%,  1/15/2034
b
505,301
Cousins Properties, LP
912,000 5.375%,  2/15/2032 914,872
2,805,000 4.875%,  3/1/2033 2,688,438
Credit Agricole SA
500,000 3.250%,  1/14/2030
a
468,998
2,750,000 4.818%,  9/25/2033
a,d
2,659,379
3,235,000 5.261%,  1/12/2037
a,d
3,115,760
Credit Suisse Group AG
2,800,000 7.250%,  N/A
*,e
672,000
Deutsche Bank AG/New York, NY
2,327,000 5.297%,  5/9/2031
d
2,328,364
1,600,000 4.950%,  8/4/2031
d
1,580,253
3,750,000 3.729%,  1/14/2032
d
3,465,478
750,000 3.742%,  1/7/2033
d
682,899
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
3,741,000 5.950%,  9/17/2030
a
3,587,419

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
Elevance Health, Inc.
$ 1,000,000 4.625%,  5/15/2042 $ 853,008
EPR Properties
500,000 4.950%,  4/15/2028 498,529
3,749,000 4.750%,  11/15/2030 3,647,556
Essential Properties, LP
1,388,000 5.400%,  12/1/2035 1,350,161
Fifth Third Bancorp
930,000 5.982%,  1/30/2030
a,d
951,832
500,000 4.772%,  7/28/2030
b,d
497,247
First Citizens BancShares, Inc./NC
4,000,000 5.600%,  9/5/2035
d
3,909,851
Franklin BSP Capital Corporation
2,817,000 6.000%,  10/2/2030
a
2,728,881
FS KKR Capital Corporation
500,000 2.625%,  1/15/2027 491,982
Goldman Sachs Group, Inc.
500,000 2.640%,  2/24/2028
d
494,421
400,000 3.615%,  3/15/2028
d
397,706
1,000,000 4.482%,  8/23/2028
d
997,594
1,000,000 3.814%,  4/23/2029
d
983,276
2,770,000 6.484%,  10/24/2029
d
2,858,462
2,033,000 5.218%,  4/23/2031
d
2,036,321
935,000 1.992%,  1/27/2032
d
815,065
500,000 2.615%,  4/22/2032
d
444,555
500,000 2.383%,  7/21/2032
d
436,814
6,936,000 3.102%,  2/24/2033
d
6,200,892
1,000,000 5.330%,  7/23/2035
d
982,940
500,000 5.016%,  10/23/2035
d
481,121
1,868,000 4.939%,  10/21/2036
d
1,766,767
950,000 5.425%,  6/3/2037
d
928,081
3,525,000 5.655%,  7/21/2037
d
3,508,947
2,805,000 5.387%,  2/2/2041
d
2,657,036
1,637,000 5.541%,  1/21/2047
d
1,507,509
Goldman Sachs Private Credit
Corporation
904,000 5.050%,  2/23/2028 898,522
1,068,000 5.875%,  5/6/2028
b
1,074,188
Golub Capital Private Credit Fund
923,000 5.600%,  4/15/2031
a
880,296
Hartford Insurance Group, Inc.
500,000 2.800%,  8/19/2029 471,569
Healthcare Realty Holdings, LP
4,693,000 2.000%,  3/15/2031 4,082,613
Highwoods Realty, LP
1,390,000 5.350%,  1/15/2033 1,362,569
HPS Corporate Lending Fund
1,337,000 5.150%,  4/2/2029
a
1,302,528
HSBC Holdings plc
400,000 6.161%,  3/9/2029
d
408,206
1,400,000 4.583%,  6/19/2029
d
1,393,735
2,782,000 5.130%,  3/3/2031
d
2,777,920
600,000 2.804%,  5/24/2032
d
536,567
3,755,000 5.741%,  9/10/2036
d
3,710,784
Huntington Bancshares, Inc./OH
2,811,000 6.141%,  11/18/2039
d
2,815,127
JPMorgan Chase & Company
1,500,000 4.005%,  4/23/2029
d
1,482,245
500,000 2.069%,  6/1/2029
d
476,607
2,725,000 4.203%,  7/23/2029
d
2,696,338
2,850,000 2.522%,  4/22/2031
d
2,612,181
1,617,000 4.347%,  1/22/2032
d
1,567,363
3,490,000 1.953%,  2/4/2032
d
3,050,889
Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
$ 500,000 2.963%,  1/25/2033
d
$ 446,974
3,309,000 4.912%,  7/25/2033
d
3,265,367
500,000 5.717%,  9/14/2033
d
509,220
500,000 5.350%,  6/1/2034
d
500,730
500,000 6.254%,  10/23/2034
d
524,858
250,000 5.336%,  1/23/2035
d
249,252
2,798,000 5.766%,  4/22/2035
d
2,858,590
1,861,000 5.502%,  1/24/2036
d
1,863,657
3,747,000 4.810%,  10/22/2036
d
3,557,684
2,823,000 5.534%,  11/29/2045
d
2,689,018
KeyBank NA
750,000 3.900%,  4/13/2029 728,275
Kilroy Realty, LP
2,350,000 2.650%,  11/15/2033 1,873,916
2,810,000 5.875%,  10/15/2035 2,726,129
Lloyds Banking Group plc
800,000 6.068%,  6/13/2036
d
808,161
LPL Holdings, Inc.
3,663,000 4.900%,  4/3/2028 3,661,242
Macquarie AirFinance Holdings,
Ltd.
666,000 6.400%,  3/26/2029
a
683,635
1,865,000 5.150%,  3/17/2030
a
1,847,708
Macquarie Bank, Ltd.
3,755,000 5.642%,  8/13/2036
a,d
3,673,109
Macquarie Group, Ltd.
400,000 1.629%,  9/23/2027
a,d
398,302
Marsh & McLennan Companies,
Inc.
700,000 5.450%,  3/15/2053 637,114
500,000 2.375%,  12/15/2031 438,840
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
d
1,299,942
500,000 5.748%,  7/6/2034
d
509,237
2,000,000 5.337%,  7/13/2037
d
1,947,408
Morgan Stanley
1,845,000 5.516%,  11/19/2055
d
1,688,449
350,000 5.123%,  2/1/2029
d
351,530
1,868,000 5.164%,  4/20/2029
d
1,877,504
2,600,000 3.622%,  4/1/2031
d
2,475,065
500,000 2.943%,  1/21/2033
d
444,628
500,000 4.889%,  7/20/2033
d
490,668
2,368,000 5.250%,  4/21/2034
d
2,345,003
500,000 5.424%,  7/21/2034
d
499,040
1,852,000 5.831%,  4/19/2035
d
1,886,377
1,394,000 5.587%,  1/18/2036
d
1,397,519
1,000,000 2.484%,  9/16/2036
d
858,268
3,279,000 5.297%,  4/20/2037
d
3,223,112
1,880,000 5.605%,  7/17/2037
d
1,868,691
3,500,000 5.314%,  1/18/2041
d
3,317,081
Nasdaq, Inc.
2,360,000 3.250%,  4/28/2050 1,514,230
National Australia Bank, Ltd.
2,750,000 5.625%,  6/4/2037
a,d
2,687,053
Nationwide Building Society
1,300,000 5.537%,  7/14/2036
a,d
1,283,031
NatWest Group plc
500,000 4.892%,  5/18/2029
d
501,181
1,875,000 4.445%,  5/8/2030
d
1,849,834
4,047,000 6.475%,  6/1/2034
d
4,166,924
New York Life Global Funding
500,000 5.000%,  1/9/2034
a
490,557
Nippon Life Insurance Company
3,750,000 5.046%,  4/2/2033
a
3,703,335

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
Nomura Holdings, Inc.
$ 750,000 2.172%,  7/14/2028 $ 713,696
2,970,000 5.783%,  7/3/2034 3,013,708
2,800,000 5.545%,  7/14/2036 2,748,242
Northwestern Mutual Life
Insurance Company
500,000 6.170%,  5/29/2055
a
491,991
Omega Healthcare Investors, Inc.
2,993,000 3.625%,  10/1/2029 2,858,020
2,569,000 5.200%,  7/1/2030 2,554,800
Omnis Funding Trust
1,594,000 6.722%,  5/15/2055
a
1,595,770
Pinnacle Bank/Nashville, TN
3,500,000 5.625%,  2/15/2028 3,523,122
Pinnacle Financial Partners, Inc.
1,175,000 5.596%,  5/19/2032
d
1,164,913
PNC Bank NA
500,000 2.700%,  10/22/2029 466,505
PNC Financial Services Group,
Inc.
918,000 6.615%,  10/20/2027
d
921,898
500,000 5.582%,  6/12/2029
d
507,342
500,000 6.875%,  10/20/2034
d
542,215
2,257,000 5.423%,  1/25/2041
d
2,163,324
Prologis Targeted US Logistics
Fund, LP
2,597,000 5.250%,  4/1/2029
a
2,621,119
1,399,000 5.250%,  1/15/2035
a,b
1,373,207
Prologis, LP
1,845,000 5.250%,  3/15/2054 1,659,598
Protective Life Corporation
3,733,000 4.700%,  1/15/2031
a
3,648,751
Prudential Financial, Inc.
3,562,000 5.125%,  3/1/2052
b,d
3,460,910
1,250,000 6.500%,  3/15/2054
b,d
1,278,834
Regency Centers, LP
2,120,000 5.250%,  1/15/2034 2,104,691
Reinsurance Group of America,
Inc.
500,000 6.000%,  9/15/2033 514,173
750,000 5.750%,  9/15/2034 756,248
RGA Global Funding
1,395,000 5.500%,  1/11/2031
a
1,416,021
Santander Holdings USA, Inc.
500,000 2.490%,  1/6/2028
d
495,265
933,000 6.499%,  3/9/2029
d
954,725
2,739,000 5.473%,  3/20/2029
d
2,760,692
800,000 6.174%,  1/9/2030
d
818,526
2,800,000 5.701%,  6/5/2037
d
2,729,270
Simon Property Group, LP
500,000 6.250%,  1/15/2034 526,458
Sixth Street Lending Partners
1,870,000 6.125%,  7/15/2030 1,866,545
Societe Generale SA
3,286,000 5.249%,  5/22/2029
a,d
3,300,402
2,800,000 5.439%,  10/3/2036
a,d
2,696,300
Standard Chartered plc
725,000 2.608%,  1/12/2028
a,d
718,538
2,300,000 5.545%,  1/21/2029
a,d
2,322,284
State Street Corporation
1,650,000 4.558%,  4/23/2032
d
1,616,486
200,000 4.421%,  5/13/2033
d
193,543
Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
Sumisho Air Lease Corporation
$ 550,000 3.125%,  12/1/2030 $ 505,333
3,739,000 4.850%,  3/24/2031
a
3,670,152
Sumitomo Mitsui Financial Group,
Inc.
350,000 5.716%,  9/14/2028 356,716
2,400,000 1.710%,  1/12/2031
b
2,081,481
300,000 5.766%,  1/13/2033 307,440
3,760,000 5.334%,  3/3/2041
d
3,588,495
Synchrony Financial
3,754,000 4.947%,  2/25/2032
d
3,636,017
Teachers Insurance & Annuity
Association of America
2,800,000 6.050%,  6/15/2056
a
2,708,018
Toronto-Dominion Bank
1,392,000 5.146%,  9/10/2034
d
1,389,716
1,128,000 4.928%,  10/15/2035 1,082,214
TPG Operating Group II, LP
2,820,000 4.875%,  5/15/2031 2,756,084
Travelers Companies, Inc.
1,650,000 4.950%,  7/24/2031 1,648,450
914,000 5.050%,  7/24/2035 893,178
Truist Bank
500,000 2.250%,  3/11/2030 452,997
Truist Financial Corporation
1,336,000 5.125%,  12/15/2027
b,d,f
1,325,920
450,000 1.887%,  6/7/2029
d
426,859
2,292,000 4.597%,  1/27/2032
d
2,237,607
1,000,000 5.153%,  8/5/2032
d
996,467
2,332,000 5.122%,  1/26/2034
d
2,293,672
1,860,000 5.711%,  1/24/2035
d
1,878,839
U.S. Bancorp
750,000 4.548%,  7/22/2028
d
749,669
2,798,000 5.775%,  6/12/2029
d
2,849,320
948,000 5.836%,  6/12/2034
d
971,428
1,945,000 5.678%,  1/23/2035
d
1,972,004
1,850,000 5.723%,  5/20/2041
d
1,807,454
UBS Group AG
1,000,000 3.869%,  1/12/2029
a,d
989,101
2,329,000 3.091%,  5/14/2032
a,d
2,114,939
1,250,000 6.875%,  6/5/2032
a,d,f
1,240,474
2,275,000 5.699%,  2/8/2035
a,d
2,295,231
1,800,000 5.379%,  9/6/2045
a,d
1,654,458
UnitedHealth Group, Inc.
1,500,000 5.375%,  4/15/2054 1,343,540
Unum Group
2,097,000 5.250%,  12/15/2035 2,016,257
Wells Fargo & Company
2,311,000 3.526%,  3/24/2028
d
2,295,446
1,828,000 5.707%,  4/22/2028
d
1,841,961
1,075,000 3.584%,  5/22/2028
d
1,066,224
750,000 4.808%,  7/25/2028
d
751,017
1,861,000 5.574%,  7/25/2029
d
1,889,094
1,625,000 4.478%,  4/4/2031
d
1,596,918
1,891,000 5.389%,  4/24/2034
d
1,891,539
500,000 5.557%,  7/25/2034
d
503,986
500,000 6.491%,  10/23/2034
d
530,808
2,000,000 5.499%,  1/23/2035
d
2,004,041
500,000 5.605%,  4/23/2036
d
503,070
3,149,000 4.960%,  1/23/2037
d
3,004,501
3,600,000 4.900%,  11/17/2045 3,021,868
Western Alliance Bank
1,400,000 6.537%,  11/15/2035
d
1,381,534

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Financials 39.3% - continued
Wynnton Funding Trust II
$ 1,379,000 5.991%,  8/15/2055
a
$ 1,324,691
Zions Bancorp NA
2,750,000 4.704%,  8/18/2028
d
2,740,451
1,750,000 4.483%,  2/9/2029
d
1,736,053
Total 514,783,033
Foreign Government 0.6%
Corporacion Nacional del Cobre
de Chile
2,800,000 5.529%,  1/30/2037
a
2,685,760
Eagle Funding Luxco SARL
1,550,000 5.500%,  8/17/2030
a
1,547,288
Mexico Government International
Bond
2,800,000 5.625%,  9/22/2035 2,665,600
NBN Company, Ltd.
650,000 4.150%,  9/16/2030
a
632,416
Saudi Arabian Oil Company
800,000 4.375%,  2/2/2031
a
771,703
Total 8,302,767
Technology 10.2%
Accenture Capital, Inc.
2,794,000 4.500%,  10/4/2034 2,624,583
Advanced Micro Devices, Inc.
1,873,000 4.393%,  6/1/2052 1,428,869
Alphabet, Inc.
1,377,000 5.250%,  5/15/2055 1,193,806
5,369,000 4.400%,  2/15/2033 5,150,216
1,783,000 4.700%,  11/15/2035 1,697,650
1,155,000 4.800%,  2/15/2036 1,108,201
Analog Devices, Inc.
75,000 2.100%,  10/1/2031 65,427
Apple, Inc.
1,050,000 2.650%,  2/8/2051 601,867
4,100,000 3.750%,  9/12/2047 3,017,414
Automatic Data Processing, Inc.
2,800,000 5.000%,  5/7/2036 2,728,209
Beacon Point DC, LLC
2,350,000 6.129%,  11/30/2042
a
2,254,896
Broadcom, Inc.
3,818,000 4.900%,  7/15/2032 3,732,098
995,000 3.469%,  4/15/2034 859,561
500,000 4.800%,  10/15/2034 471,673
3,750,000 3.137%,  11/15/2035 3,048,232
3,750,000 3.187%,  11/15/2036 2,983,059
1,890,000 4.926%,  5/15/2037
a
1,758,637
1,872,000 4.900%,  2/15/2038 1,743,213
Cisco Systems, Inc.
899,000 5.300%,  2/26/2054 804,062
1,000,000 5.350%,  2/26/2064 882,491
Dell International, LLC/EMC
Corporation
2,820,000 5.000%,  2/15/2034
b
2,737,563
Dell, Inc.
2,354,000 6.500%,  4/15/2038 2,457,592
Equinix Europe 2 Financing
Corporation, LLC
3,760,000 4.700%,  3/15/2033 3,584,603
Fiserv, Inc.
1,890,000 2.650%,  6/1/2030 1,725,032
2,835,000 5.350%,  3/15/2031 2,832,962
Principal
Amount Long-Term Fixed Income  98.3% Value
Technology 10.2% - continued
$ 1,883,000 5.600%,  3/2/2033 $ 1,876,063
1,000,000 5.450%,  3/15/2034 974,691
2,821,000 5.150%,  8/12/2034 2,683,418
Foundry JV Holdco, LLC
1,800,000 5.900%,  1/25/2030
a
1,839,370
1,300,000 5.900%,  1/25/2033
a
1,323,986
1,800,000 6.400%,  1/25/2038
a
1,858,903
Global Payments, Inc.
750,000 4.950%,  8/15/2027 752,074
500,000 5.300%,  8/15/2029 500,700
Hewlett Packard Enterprise
Company
1,250,000 4.400%,  9/25/2027 1,246,103
2,820,000 6.350%,  10/15/2045 2,767,402
HUT 8 DC, LLC
1,200,000 6.192%,  11/15/2042
a
1,166,733
IBM International Capital, Private
Ltd.
750,000 5.300%,  2/5/2054 625,260
Intel Corporation
1,600,000 6.125%,  5/15/2056 1,501,220
2,871,000 4.900%,  7/29/2045 2,339,615
International Business Machines
Corporation
2,816,000 5.800%,  2/3/2056 2,530,292
2,792,000 4.600%,  2/3/2033 2,676,538
Jabil, Inc.
500,000 5.450%,  2/1/2029 505,011
KLA Corporation
2,811,000 3.300%,  3/1/2050 1,834,174
Marvell Technology, Inc.
500,000 2.950%,  4/15/2031 453,359
460,000 5.950%,  9/15/2033 470,314
3,050,000 5.300%,  4/15/2036 2,939,725
Mastercard, Inc.
500,000 4.875%,  5/9/2034 492,913
1,050,000 3.950%,  2/26/2048 792,614
Mobility Global, Inc.
2,800,000 5.450%,  6/15/2031
a
2,800,240
Moody's Corporation
500,000 4.250%,  8/8/2032 479,920
NVIDIA Corporation
1,175,000 5.625%,  6/15/2056 1,063,246
3,050,000 4.750%,  6/15/2033 2,957,104
NXP BV/NXP Funding, LLC
1,405,000 5.550%,  12/1/2028 1,425,120
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,880,000 4.300%,  6/18/2029 1,849,363
1,870,000 3.250%,  5/11/2041 1,349,933
Oracle Corporation
1,367,000 6.700%,  2/4/2056
b
1,205,367
1,000,000 5.375%,  9/27/2054 729,134
3,621,000 6.900%,  11/9/2052 3,266,296
550,000 6.150%,  11/9/2029 556,390
1,979,000 5.250%,  2/3/2032 1,892,913
2,110,000 4.800%,  9/26/2032 1,942,042
902,000 4.700%,  9/27/2034 791,234
3,650,000 5.700%,  2/4/2036 3,379,053
4,408,000 5.875%,  9/26/2045 3,616,895
Paychex, Inc.
921,000 5.600%,  4/15/2035
b
915,279
Roper Technologies, Inc.
2,320,000 1.750%,  2/15/2031 2,003,627

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Technology 10.2% - continued
S&P Global, Inc.
$ 883,000 4.800%,  12/4/2035
a
$ 842,956
Salesforce, Inc.
3,722,000 5.550%,  3/15/2036 3,629,435
Sony Group Corporation
3,750,000 5.089%,  6/30/2036 3,660,295
Synopsys, Inc.
2,333,000 5.700%,  4/1/2055 2,139,476
Texas Instruments, Inc.
500,000 5.150%,  2/8/2054 442,796
Verisk Analytics, Inc.
1,245,000 4.450%,  3/15/2031 1,209,088
1,392,000 5.250%,  3/15/2035 1,357,289
VMware, LLC
1,500,000 4.700%,  5/15/2030 1,483,717
550,000 2.200%,  8/15/2031 478,210
Total 133,108,812
Transportation 2.1%
Burlington Northern Santa Fe, LLC
500,000 5.500%,  3/15/2055 462,576
1,000,000 5.550%,  3/15/2056 932,467
2,340,000 2.875%,  6/15/2052 1,381,977
390,000 5.750%,  5/1/2040 395,939
1,861,000 4.450%,  3/15/2043 1,588,766
Canadian Pacific Railway
Company
1,873,000 4.700%,  5/1/2048 1,575,246
Delta Air Lines, Inc.
2,783,000 5.250%,  7/10/2030
b
2,798,594
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,977,500 4.750%,  10/20/2028
a
2,972,386
ERAC USA Finance, LLC
1,871,000 5.400%,  5/1/2053
a,b
1,713,454
FedEx Freight Holding Company,
Inc.
2,797,000 4.950%,  3/15/2033
a
2,699,976
Norfolk Southern Corporation
750,000 4.450%,  3/1/2033 724,158
2,325,000 5.100%,  5/1/2035 2,287,068
Ryder System, Inc.
500,000 2.850%,  3/1/2027 494,949
1,851,000 4.850%,  6/15/2030 1,844,185
Union Pacific Corporation
3,746,000 2.973%,  9/16/2062 2,069,977
500,000 5.600%,  12/1/2054
b
472,902
United Airlines, Inc.
3,751,000 4.625%,  4/15/2029
a
3,686,056
Total 28,100,676
U.S. Government & Agencies 0.9%
U.S. Treasury Bonds
12,950,000 4.500%,  11/15/2054 11,471,373
Total 11,471,373
Utilities 8.9%
AEP Texas, Inc.
1,379,000 5.850%,  10/15/2055 1,281,417
AES Corporation
3,664,000 3.950%,  7/15/2030
a
3,489,551
Ameren Corporation
250,000 1.750%,  3/15/2028 238,536
Principal
Amount Long-Term Fixed Income  98.3% Value
Utilities 8.9% - continued
American Electric Power
Company, Inc.
$ 1,380,000 6.050%,  3/15/2056
d
$ 1,356,169
500,000 2.300%,  3/1/2030 457,188
American Water Capital
Corporation
1,403,000 5.700%,  9/1/2055 1,326,877
Arizona Public Service Company
500,000 5.550%,  8/1/2033 504,142
Atmos Energy Corporation
1,000,000 5.450%,  1/15/2056 917,742
889,000 5.000%,  12/15/2054 764,343
Berkshire Hathaway Energy
Company
3,088,000 4.500%,  2/1/2045 2,535,062
CenterPoint Energy, Inc.
565,000 6.400%,  8/15/2058
d
564,620
CHPE, LLC
1,400,000 5.350%,  6/30/2036
a
1,363,816
Commonwealth Edison Company
2,800,000 3.700%,  3/1/2045 2,067,984
Consolidated Edison Company of
New York, Inc.
1,377,000 4.500%,  12/1/2045 1,123,874
Constellation Energy Generation,
LLC
921,000 5.875%,  1/15/2066 850,387
750,000 5.750%,  3/15/2054 702,648
500,000 5.800%,  3/1/2033 513,456
926,000 6.125%,  1/15/2034 965,929
Consumers Energy Company
3,035,000 4.350%,  4/15/2049 2,408,057
Dominion Energy, Inc.
1,650,000 6.150%,  12/15/2056
d
1,632,350
550,000 3.375%,  4/1/2030 521,188
2,800,000 5.350%,  6/15/2036 2,723,748
DTE Electric Company
1,000,000 3.700%,  6/1/2046 731,857
DTE Energy Company
500,000 4.875%,  6/1/2028 501,331
Duke Energy Carolinas, LLC
1,500,000 5.400%,  1/15/2054 1,358,433
2,290,000 3.700%,  12/1/2047 1,638,873
Duke Energy Corporation
750,000 5.800%,  6/15/2054 691,928
500,000 5.750%,  9/15/2033 513,125
2,759,000 5.450%,  6/15/2034 2,768,604
Duke Energy Indiana, LLC
2,500,000 3.750%,  5/15/2046 1,831,947
Duke Energy Ohio, Inc.
500,000 5.550%,  3/15/2054 458,298
Enel Finance International NV
2,800,000 5.125%,  6/26/2029
a
2,819,419
Entergy Corporation
50,000 1.900%,  6/15/2028 47,460
Entergy Louisiana, LLC
1,360,000 5.800%,  3/15/2055 1,290,184
Eversource Energy
500,000 4.600%,  7/1/2027 500,496
Exelon Corporation
2,000,000 5.600%,  3/15/2053 1,819,899
1,340,000 4.700%,  4/15/2050 1,072,389
500,000 4.050%,  4/15/2030 484,144

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.3% Value
Utilities 8.9% - continued
$ 3,059,000 4.450%,  4/15/2046 $ 2,427,114
Fells Point Funding Trust
1,000,000 3.046%,  1/31/2027
a
993,006
FirstEnergy Corporation
2,339,000 4.850%,  7/15/2047 1,950,126
Georgia Power Company
899,000 5.250%,  3/15/2034 897,012
Indiana Michigan Power Company
1,187,000 5.600%,  3/15/2056 1,093,275
ITC Holdings Corporation
500,000 4.950%,  9/22/2027
a
501,740
1,860,000 5.300%,  7/1/2043 1,689,321
Jersey Central Power & Light
Company
2,600,000 2.750%,  3/1/2032
a
2,289,710
MidAmerican Energy Company
2,000,000 5.300%,  2/1/2055 1,777,134
2,123,000 5.850%,  9/15/2054 2,044,922
NextEra Energy Capital Holdings,
Inc.
2,800,000 5.900%,  3/15/2055 2,617,023
1,900,000 6.200%,  10/1/2056
d
1,856,676
500,000 2.250%,  6/1/2030 453,520
1,378,000 5.300%,  3/15/2032 1,385,656
NiSource, Inc.
1,000,000 5.850%,  4/1/2055 938,771
1,163,000 5.750%,  7/15/2056
b,d
1,145,474
950,000 5.300%,  5/18/2036 929,531
Northern States Power Company/
MN
500,000 5.400%,  3/15/2054 454,844
NRG Energy, Inc.
2,800,000 4.955%,  4/30/2031
a
2,737,486
Oncor Electric Delivery Company,
LLC
750,000 5.550%,  6/15/2054
b
690,034
Pacific Gas and Electric Company
500,000 6.750%,  1/15/2053 506,009
2,839,000 5.550%,  5/15/2029 2,881,125
1,639,000 4.550%,  7/1/2030 1,602,614
896,000 5.800%,  5/15/2034 902,851
PPL Capital Funding, Inc.
2,795,000 5.250%,  9/1/2034 2,757,381
PPL Electric Utilities Corporation
1,695,000 3.950%,  6/1/2047 1,278,137
Public Service Company of
Colorado
2,311,000 4.500%,  6/1/2052 1,814,490
RWE Finance US, LLC
600,000 5.875%,  9/18/2055
a
551,447
San Diego Gas & Electric
Company
500,000 5.550%,  4/15/2054 457,750
1,250,000 4.150%,  5/15/2048 947,146
Sempra
1,711,000 5.250%,  3/15/2036 1,651,005
Southern California Edison
Company
1,000,000 5.450%,  6/1/2031 1,010,064
715,000 5.450%,  3/1/2035 702,122
Southern Company
2,250,000 5.113%,  8/1/2027 2,259,849
850,000 5.700%,  10/15/2032 874,694
3,767,000 4.850%,  3/15/2035 3,601,928
Principal
Amount Long-Term Fixed Income  98.3% Value
Utilities 8.9% - continued
$ 500,000 3.750%,  9/15/2051
d
$ 499,038
Southern Company Gas Capital
Corporation
1,850,000 4.400%,  5/30/2047 1,467,816
Southwestern Electric Power
Company
1,773,000 3.900%,  4/1/2045 1,302,098
Southwestern Public Service
Company
1,175,000 5.875%,  8/15/2056 1,115,006
Union Electric Company
1,796,000 3.900%,  9/15/2042 1,417,677
Virginia Electric and Power
Company
2,500,000 4.600%,  12/1/2048 2,034,029
Vistra Operations Company, LLC
3,739,000 5.250%,  10/15/2035
a
3,564,164
2,800,000 5.550%,  4/30/2036
a
2,724,920
Xcel Energy, Inc.
2,138,000 4.600%,  6/1/2032 2,072,749
1,415,000 5.600%,  4/15/2035 1,415,211
Total 117,121,166
Total Long-Term Fixed Income
(cost $1,321,792,681) 1,287,157,345
Shares
Collateral Held for Securities
Loaned 3.2% Value
42,418,575 Thrivent Cash Management Trust 42,418,575
Total Collateral Held for
Securities Loaned
(cost $42,418,575) 42,418,575
Shares or
Principal
Amount Short-Term Investments 0.4% Value
State Street Institutional U.S.
Government Money Market
Fund
5,259,286 3.619%
g
5,259,286
Total Short-Term Investments
(cost $5,259,286) 5,259,286
Total Investments (cost
$1,369,470,542) 101.9% $1,334,835,206
Other Assets and Liabilities, Net
(1.9%) (25,329,821)
Total Net Assets 100.0% $1,309,505,385
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $208,912,452 or 16.0%
of total net assets.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Defaulted security.  Interest is not being accrued.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Investment Grade Corporate Bond Fund as of July 31, 2026
was $672,000 or 0.05% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  3/5/2026 $ 2,800,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Investment Grade Corporate
Bond Fund as of July 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 39,635,951
Total lending $39,635,951
Gross amount payable upon return of
collateral for securities loaned $42,418,575
Net amounts due to counterparty $2,782,624
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
S&P - Standard & Poor's

Investment Grade Corporate Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Investment Grade Corporate Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 20,619,995 – 20,619,995 –
Capital Goods 43,274,394 – 43,274,394 –
Communications Services 107,297,948 – 107,297,948 –
Consumer Cyclical 63,769,444 – 63,769,444 –
Consumer Non-Cyclical 164,380,505 – 164,380,505 –
Energy 74,927,232 – 74,927,232 –
Financials 514,783,033 – 514,783,033 –
Foreign Government 8,302,767 – 8,302,767 –
Technology 133,108,812 – 133,108,812 –
Transportation 28,100,676 – 28,100,676 –
U.S. Government & Agencies 11,471,373 – 11,471,373 –
Utilities 117,121,166 – 117,121,166 –
Short-Term Investments 5,259,286 5,259,286 – –
Subtotal Investments in Securities $1,292,416,631 $5,259,286 $1,287,157,345 $–
Other Investments  * Total
Collateral Held for Securities Loaned 42,418,575
Subtotal Other Investments $42,418,575
Total Investments at Value $1,334,835,206
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Investment Grade
Corporate Bond Fund, is as follows:
Fund
Value
3/4/2026
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $112,307 $69,888 $42,419 42,419 3.2%
Total Collateral Held for Securities Loaned – 42,419 3.2
Total Value $– $42,419
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
3/4/2026
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $108
Total Affiliated Income from Securities Loaned, Net $108
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Basic Materials 0.9%
a
Value
PPG Industries, Inc.
$ 25,000,000 4.010% ,8/3/2026 $ 24,991,893
Total 24,991,893
Principal
Amount Capital Goods 4.9%
a
Value
DCAT, LLC
10,135,000 3.850% ,9/9/2026 10,092,508
25,000,000 3.860% ,9/10/2026 24,892,527
Eaton Capital Unlimited
11,000,000 3.980% ,8/3/2026
b
10,996,433
Howmet Aerospace, Inc.
25,000,000 3.890% ,8/4/2026
b
24,989,005
John Deere Financial, Inc.
15,000,000 3.810% ,9/11/2026
b
14,933,325
20,000,000 3.860% ,9/15/2026
b
19,902,532
Republic Services, Inc.
20,000,000 3.900% ,8/3/2026
b
19,993,514
Salisbury Receivables Company
15,000,000
3.950% (SOFRRATE +
0.300%),12/9/2026
b,c
15,005,115
Total 140,804,959
Principal
Amount Consumer Cyclical 5.9%
a
Value
American Honda Finance
Corporation
25,000,000 3.940% ,8/19/2026 24,948,122
BMW US Capital, LLC
3,137,000
4.430% (SOFRINDX +
0.800%),8/13/2026
b,c
3,137,377
2,200,000 4.650% ,8/13/2026
b
2,200,404
8,100,000
4.431% (SOFRINDX +
0.780%),3/19/2027
b,c
8,120,361
Marriott International, Inc./MD
15,000,000 3.900% ,8/13/2026
b
14,978,097
Mercedes-Benz Finance North
America, LLC
3,630,000 5.200% ,8/3/2026
b
3,630,000
Toyota Credit Canada, Inc.
15,000,000 4.110% ,1/26/2027 14,693,562
Toyota Credit de Puerto Rico
Corporation
25,000,000 3.790% ,8/3/2026 24,992,337
15,000,000 3.830% ,8/31/2026 14,952,204
15,000,000 3.970% ,10/5/2026 14,895,611
15,000,000 3.970% ,11/17/2026 14,823,284
Toyota Motor Credit Corporation
16,653,000
4.397% (SOFRRATE +
0.770%),8/7/2026
c
16,654,055
Volkswagen Group of America
Finance, LLC
10,000,000
4.691% (SOFRRATE +
1.060%),8/14/2026
b,c
10,002,277
2,000,000 4.900% ,8/14/2026
b
2,000,248
Total 170,027,939
Principal
Amount Consumer Non-Cyclical 4.7%
a
Value
Boston Scientific Corporation
25,000,000 3.950% ,8/6/2026
b
24,983,697
Bunge, Ltd. Finance Corporation
25,000,000 3.920% ,8/7/2026
b
24,980,797
Principal
Amount Consumer Non-Cyclical  4.7%
a
Value
Johnson & Johnson
$ 21,000,000 3.680% ,8/20/2026
b
$ 20,957,620
Mondelez International, Inc.
11,300,000 3.900% ,8/5/2026
b
11,293,870
25,000,000 3.850% ,8/6/2026
b
24,983,698
Sanofi SA
15,000,000 3.840% ,9/9/2026
b
14,938,223
15,000,000 3.810% ,10/22/2026
b
14,870,532
Total 137,008,437
Principal
Amount Energy 1.8%
a
Value
Devon Energy Corporation
12,050,000 3.920% ,8/6/2026
b
12,042,142
Total Capital SA
25,000,000 3.730% ,8/31/2026
b,d
24,919,457
TotalEnergies Capital USA, LLC
15,000,000 3.830% ,8/26/2026
b
14,959,616
Total 51,921,215
Principal
Amount Financials 59.3%
a
Value
Alexandria Real Estate Equities,
Inc.
15,000,000 4.120% ,8/3/2026
b
14,995,144
Australia & New Zealand Banking
Group, Ltd.
15,000,000
3.950% (SOFRRATE +
0.300%),9/24/2026
b,c
15,004,671
18,030,000 3.800% ,11/3/2026
b
17,848,328
15,000,000 3.840% ,11/24/2026
b
14,813,046
15,000,000 3.940% ,12/18/2026
b
14,770,555
5,980,000
4.472% (SOFRRATE +
0.810%),1/18/2027
b,c
5,994,690
20,000,000 4.090% ,2/23/2027
b
19,538,160
Bank of America NA
15,000,000 4.000% ,12/8/2026 15,000,234
Bank of New York Mellon
15,000,000 3.950% ,2/26/2027 14,647,375
Bank of New Zealand
15,000,000 3.840% ,10/27/2026
b
14,860,471
Barclays Bank plc
15,000,000 3.820% ,8/13/2026
b
14,979,957
15,000,000 3.920% ,9/25/2026
b
14,911,306
25,000,000 3.910% ,10/19/2026
b
24,784,132
Barton Capital SA
6,700,000 3.950% ,8/28/2026
b,d
6,680,343
Bay Square Funding, LLC
15,000,000 3.850% ,9/8/2026
b
14,938,477
15,000,000 3.980% ,10/2/2026
b
14,900,092
Cabot Trail Funding, LLC
25,000,000 3.870% ,10/5/2026
b
24,825,282
18,900,000 3.950% ,10/16/2026
b
18,745,011
Canadian Imperial Bank of
Commerce
15,000,000 3.990% ,6/4/2027
b
15,004,353
Canadian Imperial Bank of
Commerce/New York, NY
11,000,000
4.000% (SOFRRATE +
0.350%),2/9/2027
c
11,006,338
Chariot Funding, LLC
15,000,000
3.940% (SOFRRATE +
0.290%),12/4/2026
b,c
14,999,804
15,000,000
3.990% (SOFRRATE +
0.340%),1/7/2027
b,c
15,000,412

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials  59.3%
a
Value
$ 15,000,000
3.990% (SOFRRATE +
0.340%),1/22/2027
b,c
$ 15,000,177
Citigroup Global Markets Holdings,
Inc./United States
15,000,000 3.860% ,10/1/2026
b
14,902,230
15,000,000 3.950% ,4/28/2027
b
14,529,690
Citigroup Global Markets, Inc.
25,000,000
3.950% (SOFRRATE +
0.300%),8/28/2026
b,c
25,003,120
Commonwealth Bank of Australia
15,000,000 3.800% ,11/12/2026
b
14,831,058
15,000,000 3.830% ,11/23/2026
b
14,812,806
11,050,000
4.103% (SOFRRATE +
0.460%),11/27/2026
b,c
11,057,735
4,500,000
3.920% (SOFRRATE +
0.270%),2/5/2027
b,c
4,500,155
15,000,000 3.950% ,4/22/2027
b
15,000,324
Cooperatieve Rabobank UA/NY
21,285,000
4.267% (SOFRINDX +
0.620%),8/28/2026
c
21,291,173
15,965,000
4.555% (SOFRINDX +
0.900%),10/5/2026
c
15,984,406
25,000,000
3.970% (SOFRRATE +
0.320%),11/25/2026
c
25,013,022
Credit Agricole Corporate and
Investment Bank/New York
15,000,000 3.960% ,11/3/2026 15,002,320
ERP Operating, LP
20,000,000 3.970% ,8/3/2026
b
19,993,514
Essex Portfolio, LP
18,750,000 3.940% ,8/4/2026
b
18,741,774
Globe Life, Inc.
15,200,000 3.860% ,8/4/2026
b
15,193,613
Goldman Sachs Bank USA/New
York, NY
15,000,000 3.950% ,9/25/2026 15,003,079
Healthpeak OP, LLC
8,000,000 4.020% ,8/5/2026
b
7,995,630
J.P. Morgan Chase & Company
5,000,000 2.950% ,10/1/2026 4,991,073
J.P. Morgan Chase Bank NA
5,750,000 5.110% ,12/8/2026 5,764,573
JP MORGAN SECURITIES, LLC
15,000,000 3.950% ,1/19/2027
b
14,716,392
JPMorgan Chase & Company
10,620,000 1.470% 0,9/22/2027
c
10,577,053
JPMorgan Chase Bank NA
6,000,000
4.648% (SOFRRATE +
1.000%),12/8/2026
c
6,011,760
Jupiter Securitization Company,
LLC
15,000,000
3.990% (SOFRRATE +
0.340%),1/26/2027
b,c
15,000,190
Lime Funding, LLC
21,446,000 3.860% ,8/20/2026
b
21,401,429
Macquarie Bank, Ltd.
15,000,000 3.780% ,9/4/2026
b
14,943,124
25,000,000 3.900% ,9/16/2026
b
24,872,708
25,000,000 3.930% ,10/28/2026
b
24,754,180
15,000,000
3.920% (SOFRRATE +
0.270%),11/24/2026
b,c
15,003,945
MetLife Short Term Funding, LLC
10,000,000 3.830% ,9/16/2026
b
9,950,633
20,000,000 3.850% ,9/17/2026
b
19,899,146
10,000,000 3.930% ,12/15/2026
b
9,848,767
Principal
Amount Financials  59.3%
a
Value
$ 14,000,000 4.000% ,1/5/2027
b
$ 13,754,714
15,000,000 4.000% ,1/21/2027
b
14,711,741
Mizuho Bank, Ltd./New York, NY
15,000,000
3.910% (SOFRRATE +
0.260%),11/9/2026
c
15,003,813
Mizuho Markets Cayman, LP
10,000,000
4.170% (SOFRRATE +
0.520%),10/9/2026
b,c
10,003,049
Morgan Stanley Bank NA
3,500,000 5.882% ,10/30/2026 3,510,263
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.577% ,8/1/2026 10,000
MUFG Bank, Ltd./New York, NY
17,000,000
4.000% (SOFRRATE +
0.350%),9/10/2026
c
17,004,568
15,000,000 3.910% ,10/22/2026 14,867,975
15,000,000
3.920% (SOFRRATE +
0.270%),12/15/2026
c
15,001,012
15,000,000 4.070% ,1/19/2027 14,712,245
National Australia Bank, Ltd.
25,000,000
3.990% (SOFRRATE +
0.340%),10/26/2026
b,c
25,012,760
New York Life Global Funding
19,400,000
4.227% (SOFRRATE +
0.580%),8/28/2026
b,c
19,405,044
4,867,000
4.038% (SOFRRATE +
0.410%),2/5/2027
b,c
4,870,539
Nordea Bank Abp
10,000,000
3.910% (SOFRRATE +
0.260%),8/4/2026
b,c
10,000,199
15,000,000 3.820% ,11/13/2026
b
14,833,878
Nordea Bank Abp/New York NY
10,000,000
3.950% (SOFRRATE +
0.300%),4/22/2027
c
10,000,823
Nordea Bank Abp/New York, NY
15,000,000
3.950% (SOFRRATE +
0.300%),10/2/2026
c
15,005,181
15,000,000
4.000% (SOFRRATE +
0.350%),1/8/2027
c
15,007,830
Old Line Funding, LLC
15,000,000 3.830% ,9/3/2026
b
14,946,479
15,000,000 3.820% ,9/18/2026
b
14,922,308
7,500,000 3.890% ,9/28/2026
b,d
7,453,062
Omnicom Capital, Inc.
7,700,000 3.950% ,8/11/2026
b
7,690,732
7,625,000 3.970% ,8/17/2026
b
7,610,713
Pacific Life Global Funding II
1,425,000 5.500% ,8/28/2026
b
1,426,503
14,200,000
4.107% (SOFRRATE +
0.480%),2/4/2027
b,c
14,207,980
Pricoa Global Funding I
16,205,000 1.200% ,9/1/2026
b
16,166,790
Pricoa Short Term Funding, LLC
15,000,000
3.950% (SOFRRATE +
0.300%),10/2/2026
b,c
15,004,088
Realty Income Corporation
25,000,000 3.870% ,8/10/2026 24,972,678
Royal Bank of Canada
23,080,000
4.086% (SOFRINDX +
0.460%),8/3/2026
c
23,080,000
25,000,000
3.920% (SOFRRATE +
0.270%),8/10/2026
b,c
25,000,880

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials  59.3%
a
Value
$ 25,000,000
4.000% (SOFRRATE +
0.350%),11/12/2026
b,c
$ 25,012,508
22,170,000
4.612% (SOFRINDX +
0.950%),1/19/2027
c
22,234,958
4,677,000
4.373% (SOFRINDX +
0.710%),1/21/2027
c
4,687,134
3,250,000 4.510% 0,10/18/2027
c
3,250,749
Royal Bank of Canada, New York
15,000,000 3.875% ,3/12/2027
b
14,622,684
Sheffield Receivables Corporation,
LLC
13,000,000 3.850% ,9/8/2026
b
12,946,540
Skandinaviska Enskilda Banken AB
15,000,000
3.960% (SOFRRATE +
0.310%),9/23/2026
b,c
15,004,350
15,000,000 3.950% ,5/20/2027
b
14,489,442
Starbird Funding Corporation
15,000,000
3.930% (SOFRRATE +
0.280%),10/5/2026
b,c
15,003,215
State Street Institutional U.S.
Government Money Market Fund
6,434 3.619% ,8/1/2026 6,434
Sumitomo Mitsui Banking Corp/
New York
15,000,000
3.920% (SOFRRATE +
0.270%),12/7/2026
c
15,004,121
25,000,000
3.990% (SOFRRATE +
0.340%),3/24/2027
c
25,004,060
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
3.860% (SOFRRATE +
0.210%),9/8/2026
c
15,001,814
Sumitomo Mitsui Trust NY
15,000,000 3.840% ,8/12/2026
b
14,981,781
Svenska Handelsbanken AB
15,000,000
3.960% (SOFRRATE +
0.310%),9/23/2026
b,c
15,004,625
17,000,000
3.990% (SOFRRATE +
0.340%),12/8/2026
c
17,009,887
15,000,000 3.830% ,2/5/2027
b
14,680,551
Swedbank AB
13,000,000
3.960% (SOFRRATE +
0.310%),11/9/2026
b,c
13,006,585
Thunder Bay Funding, LLC
25,000,000 3.900% ,9/24/2026
b,d
24,855,370
11,000,000 3.850% ,10/1/2026
b,d
10,928,150
25,000,000
3.990% (SOFRRATE +
0.340%),10/15/2026
b,c,d
25,001,802
Toronto-Dominion Bank
15,000,000
3.990% (SOFRRATE +
0.340%),8/21/2026
b,c
15,002,016
Toronto-Dominion Bank/NY
25,000,000
4.050% (SOFRRATE +
0.400%),12/31/2026
c
25,006,663
15,000,000
4.000% (SOFRRATE +
0.350%),7/29/2027
c
15,039,600
Victory Receivables Corporation
8,000,000 3.920% ,10/9/2026
b
7,940,578
Wells Fargo Bank NA
15,000,000
4.000% (SOFRRATE +
0.350%),1/8/2027
c
15,008,424
25,000,000
3.920% (SOFRRATE +
0.270%),2/10/2027
c
25,000,028
17,000,000 4.310% ,5/14/2027 17,030,695
Principal
Amount Financials  59.3%
a
Value
Westpac Banking Corporation
$ 4,010,000 2.700% ,8/19/2026 $ 4,008,443
15,000,000 3.950% ,9/18/2026
b
15,003,981
15,000,000 3.950% ,9/28/2026
b
15,004,833
5,250,000 3.920% ,1/25/2027
b
5,250,297
15,000,000 3.930% ,2/2/2027
b
15,000,905
Total 1,717,070,050
Principal
Amount Technology 4.1%
a
Value
Cisco Systems, Inc.
15,000,000 3.770% ,10/5/2026
b
14,897,590
Fidelity National Information
Services, Inc.
10,000,000 3.955% ,8/14/2026
b
9,984,661
Fiserv, Inc.
15,000,000 3.960% ,8/11/2026
b
14,981,879
25,000,000 3.956% ,8/24/2026
b
24,933,460
ServiceNow, Inc.
15,000,000 3.850% ,8/4/2026
b
14,993,757
15,000,000 3.880% ,11/2/2026
b
14,848,164
25,000,000 3.960% ,12/1/2026
b
24,664,568
Total 119,304,079
Principal
Amount Transportation 1.0%
a
Value
Canadian Pacific Railway Company
15,000,000 3.900% ,8/7/2026
b
14,988,567
ERAC USA Finance, LLC
15,000,000 3.950% ,8/4/2026
b
14,993,409
Total 29,981,976
Principal
Amount
U.S. Government &
Agencies 10.1%
a
Value
Federal Agricultural Mortgage
Corporation
10,000,000
3.770% (SOFRRATE +
0.120%),5/12/2027
c
9,999,665
Federal Farm Credit Bank
20,000,000
3.680% (SOFRRATE +
0.030%),12/8/2026
c
19,999,633
20,000,000
3.730% (SOFRRATE +
0.080%),12/22/2026
c
20,000,345
12,400,000
3.780% (SOFRRATE +
0.130%),4/23/2027
c
12,406,186
20,000,000
3.745% (SOFRRATE +
0.095%),4/29/2027
c
20,003,603
10,000,000
3.770% (SOFRRATE +
0.120%),5/28/2027
c
9,999,630
10,000,000
3.765% (SOFRRATE +
0.115%),7/30/2027
c
10,004,764
5,000,000
3.765% (SOFRRATE +
0.115%),8/27/2027
c
5,002,287
Federal Home Loan Bank
5,000,000
3.710% (SOFRRATE +
0.060%),1/29/2027
c
4,999,833
20,000,000
3.745% (SOFRRATE +
0.095%),2/25/2027
c
20,004,622
15,000,000
3.750% (SOFRRATE +
0.100%),3/18/2027
c
14,999,805
15,000,000
3.830% (SOFRRATE +
0.180%),10/14/2027
c
15,002,230
20,000,000
3.820% (SOFRRATE +
0.170%),11/5/2027
c
20,003,999

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government &
Agencies  10.1%
a
Value
$ 10,000,000
3.780% (SOFRRATE +
0.130%),12/8/2027
c
$ 10,001,207
Federal Home Loan Mortgage
Corporation
15,000,000
3.775% (SOFRRATE +
0.125%),8/25/2027
c
15,007,231
20,000,000
3.780% (SOFRRATE +
0.130%),9/2/2027
c
20,010,028
7,500,000
3.790% (SOFRRATE +
0.140%),10/6/2027
c
7,505,977
Federal National Mortgage
Association
11,000,000
3.910% (SOFRRATE +
0.260%),11/5/2027
c
11,022,839
U.S. International Development
Finance Corporation
7,264,957
3.763% (T-BILL 3M +
FLAT),8/7/2026
c
7,264,957
7,585,470
3.763% (T-BILL 3M +
FLAT),8/7/2026
c
7,585,470
4,691,700
3.940% (T-BILL 3M +
FLAT),8/7/2026
c
4,691,700
3,550,774
3.940% (T-BILL 3M +
FLAT),8/7/2026
c
3,550,774
U.S. Treasury Bills
25,000,000 3.856% ,11/24/2026 24,703,898
Total 293,770,683
Principal
Amount Utilities 7.8%
a
Value
Duke Energy Corporation
20,000,000 3.870% ,8/5/2026
b
19,989,540
3,000,000 2.650% ,9/1/2026 2,996,382
NextEra Energy Capital Holdings,
Inc.
25,000,000 3.950% ,8/19/2026
b
24,947,520
NiSource, Inc.
11,825,000 3.980% ,8/13/2026
b
11,808,139
13,015,000 3.910% ,8/24/2026
b
12,980,513
Southern Company
12,100,000 4.000% ,8/5/2026
b
12,093,436
16,000,000 3.950% ,8/7/2026
b
15,987,805
25,000,000 3.880% ,8/18/2026
b
24,950,342
WEC Energy Group, Inc.
25,000,000 3.920% ,8/12/2026
b
24,967,135
15,000,000 4.000% ,8/24/2026
b
14,960,253
Xcel Energy, Inc.
15,000,000 4.010% ,8/3/2026
b
14,995,135
4,675,000 3.930% ,8/4/2026
b
4,672,975
25,000,000 4.020% ,8/7/2026
b
24,980,945
15,000,000 4.040% ,8/14/2026
b
14,976,937
Total 225,307,057
Total Investments (cost
$2,910,065,826) 100.5% $2,910,188,288
Other Assets and Liabilities,
Net (0.5)% (15,257,394)
Total Net Assets 100.0% $2,894,930,894
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $1,895,723,316 or
65.5% of total net assets.
c Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
Definitions:
plc - Public Limited Company
Reference Rate Index:
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 24,991,893 – 24,991,893 –
Capital Goods 140,804,959 – 140,804,959 –
Consumer Cyclical 170,027,939 – 170,027,939 –
Consumer Non-Cyclical 137,008,437 – 137,008,437 –
Energy 51,921,215 – 51,921,215 –
Financials 1,717,070,050 16,434 1,717,053,616 –
Technology 119,304,079 – 119,304,079 –
Transportation 29,981,976 – 29,981,976 –
U.S. Government & Agencies 293,770,683 – 293,770,683 –
Utilities 225,307,057 – 225,307,057 –
Total Investments at Value $2,910,188,288 $16,434 $2,910,171,854 $–

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded
at fair value when market quotations are not readily available.
Securities traded on U.S. or foreign securities exchanges or included in a national market system, which includes exchange-
traded funds, are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system. Over-the-
counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange
contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available .
The Board has chosen the Funds' investment adviser,
Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities.
The Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivatives
— Certain Funds may invest in derivatives, a
category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For any Fund that invested in the following derivative type, more detailed information can be found in the Schedule of Investments.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.
Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of July 31, 2026, the Funds have the following unfunded
bank loan commitments:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Core High Yield Bond Fund
Caesars Entertainment, Inc., Term Loan $409,821
Cengage Learning, Inc., Term Loan $1,992,500
Evergreen AcqCo 1, LP, Term Loan $1,499,925
Playtika Holding Corporation, Term Loan $983,750
Syneos Health US Inc., Term Loan $1,507,500
Total $6,393,496